Securities Act Registration No.    333-05529
                                    Investment Act Registration No.    811-07661
--------------------------------------------------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

                  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No. _
                       Post Effective Amendment No. 13 [X]

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                         Pre-Effective Amendment No.____
                         Post Effective Amendment No. 35 [X]

                            ------------------------

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                                  (Registrant)
                            ------------------------

                          AMERITAS LIFE INSURANCE CORP.
                                   (Depositor)
                                 5900 "O" Street
                             Lincoln, Nebraska 68510

                            ------------------------

                                 Robert G. Lange
              Vice President, General Counsel & Assistant Secretary
                          Ameritas Life Insurance Corp.
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                 (402) 325-4249
                            ------------------------

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

         It is proposed that this filing will become effective:
             [ ]     60 days after filing pursuant to paragraph a of Rule 485
             [X]     on May 1, 2010 pursuant to paragraph a of Rule 485
             [ ]     on        pursuant to paragraph b of Rule 485
             [ ]     immediately upon filing pursuant to paragraph b of Rule 485

              If appropriate, check the following box:
             [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

    TITLE OF SECURITIES BEING REGISTERED: SECURITIES OF UNIT INVESTMENT TRUST
                     Ameritas No-Load Variable Annuity 4080
                     --------------------------------------

PROSPECTUS: May 1, 2010

Ameritas NO-LOAD                            [Ameritas Life Insurance Corp. Logo]
Variable Annuity (sm) 4080                                       A UNIFI Company

Flexible Premium
Deferred Variable Annuity Policy
                             Ameritas Life Insurance Corp. Separate Account LLVA
--------------------------------------------------------------------------------

         This prospectus describes the Policy, especially its Separate Account. The Policy is designed to help you, the Policy Owner, invest on a tax-deferred basis and meet long-term financial goals. As an annuity, it also provides you with several ways to receive regular income from your investment. An initial minimum payment is required. Further investment is optional.

         You may allocate all or part of your investment among variable investment options (where you have the investment risk, including possible loss of principal) with allocated indirect interests in non-publicly traded portfolios*:

--------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP Class I                  Strategic Income: Initial Class          Nova
   International                          FTVIPT TEMPLETON Class 2                    Precious Metals
   Mid Cap Value                             Templeton Global Bond Securities      T. ROWE PRICE
CALVERT VARIABLE PRODUCTS                 INVESCO V.I. Series I                       Blue Chip Growth
   VP EAFE International Index               Financial Services                    THIRD AVENUE
   VP Natural Resources                      Global Health Care                       Value
   VP S&P 500 Index                          International Growth                  UIF Class I
   VP S&P MidCap 400 Index                   Leisure                                  Emerging Markets Equity
   VP SRI Large Cap Value                    Technology                            VANGUARD(R)VIF
CALVERT VARIABLE SERIES                   MFS(R) VIT Initial Class                    Diversified
   VP Small Cap Growth                       Research International                   Equity Income
   VP SRI Balanced                           Utilities                                Equity Index
   VP SRI Strategic                       NEUBERGER BERMAN AMT Class I                Growth
DWS VIT Class A                              Balanced                                 High Yield Bond
   Small Cap Index VIP                       Growth                                   International
DWS VS I Class A                             Partners                                 Mid-Cap Index
   Health Care VIP                           Regency                                  Money Market
DWS VS II Class A                            Short Duration Bond                      REIT Index
   Dreman Small Mid Cap Value VIP         PIMCO VIT Administrative Class              Small Company Growth
   Global Thematic VIP                       CommodityRealReturn(R) Strategy          Total Bond Market Index
FIDELITY (R) VIP                             Total Return                           WELLS FARGO Advantage VT
   Contrafund(R): Service Class           RYDEX                                       Discovery Fund
   High Income: Service Class                Government Long Bond 1.2x Strategy       Opportunity Fund
   Mid Cap: Service Class                    Inverse S&P 500 Strategy
   Investment Grade Bond: Initial Class      NASDAQ - 100(R)
--------------------------------------------------------------------------------------------------------------------
*  Short cites are used in this list.  "Investment Options" uses complete Fund and Portfolio names.
** Affiliates. See note in "Investment Options" section.

or you may allocate part of your investment to a Fixed Account fixed interest rate option (where we have the investment risk and guarantee a certain return on your investment).

         A Statement of Additional Information, dated May 1, 2010, and other information about us and the Policy, is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this prospectus by reference. For a free copy, access it on the SEC's Web site (www.sec.gov, select "Search for Company Filings," select "file number," then type "333-05529" or write or call us. The Table of Contents for the Statement of Additional Information is on the last page of this prospectus.

Please Read this Prospectus Carefully and Keep It for Future Reference. It provides information you should consider before investing in a Policy. Prospectuses for the portfolios underlying the Subaccount variable investment options are available without charge from our Service Center.

           The SEC does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

              NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

                   Ameritas Life Insurance Corp. (we, us, our)
            Service Center, P.O. Box 81889, Lincoln, Nebraska 68501.
                     1-800-255-9678. www.ameritasdirect.com
                             ----------------------

                                      -2-
Ameritas No-Load Variable Annuity

Contacting Us. To answer your questions or to send additional premium, write or call us at:

                         Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 81889
                            Lincoln, Nebraska 68501
                                       Or
                                5900 "O" Street
                            Lincoln, Nebraska 68510
                           Telephone: 1-800-255-9678
                              Fax: 1-402-467-7335
                           Interfund Transfer Request
                              Fax: 1-402-467-6923
                           Email: direct@ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

Remember, the Correct Form is important for us to accurately process your Policy elections and changes. Many forms can be found on the on-line services section of our Web site. Or, call us at our toll-free number and we will send you the form you need and tell you the information we require.

Facsimile Written Notice. To provide you with timely service, we accept some Written Notices by facsimile. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.

Make checks payable to:
"Ameritas Life Insurance Corp."

TABLE OF CONTENTS                                           Begin on Page

     DEFINED TERMS...............................................4
     POLICY OVERVIEW.............................................5
     CHARGES.....................................................6
     FINANCIAL INFORMATION.......................................9
     CHARGES EXPLAINED...........................................9
         No Sales Load
         No Withdrawal Charge
         Mortality and Expense Risk Charge
         Administrative Charges
           Administrative Expense Fee, Annual Policy Fee
         Transfer Fee
         Tax Charges
         Fees Charged by the Portfolios
         Waiver of Certain Charges
     INVESTMENT OPTIONS..........................................10
         Separate Account Variable Investment Option
         Fixed Account Investment Option
         Transfers
         Third-Party Services
         Disruptive Trading Procedures
         Systematic Transfer Programs:
           Dollar Cost Averaging, Portfolio Rebalancing, Earning Sweep Asset Allocation Program
     IMPORTANT POLICY PROVISIONS................................21
         Policy Application and Issuance
         Your Policy Value
         Telephone Transactions
         Delay of Payments
         Beneficiary
         Minor Owner or Beneficiary
         Policy Changes
         Policy Termination
     POLICY DISTRIBUTIONS.......................................24
         Withdrawals
         Death Benefits
         Annuity Income Benefits
     FEDERAL INCOME TAX MATTERS.................................28
     MISCELLANEOUS..............................................31
         About Our Company
         Distribution of the Policies
         Voting Rights
         Legal Proceedings
     APPENDIX A: Accumulation Unit Values.......................A:1
     APPENDIX B: Tax-Qualified Plan Disclosures.................B:1
     Thank You.  If You Have Questions,......................Last Page
     Statement of Additional Information Table of Contents...Last Page

                                      -3-
Ameritas No-Load Variable Annuity

DEFINED TERMS

Accumulation Units are an accounting unit of measure used to calculate the Policy value allocated to Subaccounts of the Separate Account. It is similar to a share of a mutual fund. The Policy describes how Accumulation Units are calculated.

Annuitant is the person on whose life annuity payments involving life contingencies are based and who receives Policy annuity payments.

Annuity Date is the date annuity income payouts are scheduled to begin. This date is identified on the Policy Schedule page of your Policy. You may change this date, as permitted by the Policy and described in this prospectus.

Beneficiary(ies)
   Owner's Beneficiary(ies) is the person(s) or legal entity who becomes the Policy Owner upon the Owner's death and who receives the death benefit payable upon the Owner's death prior to the Annuity Date if the Owner and Annuitant are not the same person. If none is named, and the Owner and Annuitant are different persons, those benefits are paid to the Owner's estate.
   Annuitant's Beneficiary(ies) is the person(s) or legal entity who receives the death benefit payable upon the Annuitant's death.
   If either an Owner or Annuitant's Beneficiary is named in the application, but not both, we presume you intend that person(s) or entity to serve both roles.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Policy value less applicable Policy fee, and any premium tax charge not previously deducted.

Owner, you, your is you -- the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

Policy Year/Month/Anniversary are measured from the respective anniversary dates of the Policy date of this Policy.

Subaccount is a division within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund.

We, Us, Our, Ameritas, ALIC - Ameritas Life Insurance Corp.

Written Notice -- Written notice, signed by you, on a form approved by or acceptable to us, that gives us the information we require and is received at Ameritas, Service Center, P.O. Box 81889, Lincoln, NE 68501 (or 5900 "O" Street, Lincoln, NE 68510), fax 1-402-467-7335. Call us if you have questions about what form or information is required.

         This prospectus may only be used to offer the Policy where the Policy may lawfully be sold. The Policy, and certain features described in this prospectus, may not be available in all states.

     If your Policy is issued as part of a qualified plan under the Internal Revenue Code, refer to any plan documents and disclosures for information about how some of the benefits and rights of the Policy may be affected.

                                      -4-
Ameritas No-Load Variable Annuity

POLICY OVERVIEW
--------------------------------------------------------------------------------
         The following is intended as a summary. Please read each section of this prospectus for additional detail.

         The Ameritas NO-LOAD Variable Annuity is a variable annuity savings vehicle offering a variety of investment options to help meet long-term financial goals. Its costs are discussed in this prospectus' CHARGES and CHARGES EXPLAINED sections. You can allocate your premiums among a wide spectrum of investments and transfer money from one underlying investment portfolio to another without tax liability. In the Separate Account variable investment options you may gain or lose money on your investment. In the Fixed Account option, we guarantee you will earn a fixed rate of interest. The investment options are described on this prospectus' first page and the INVESTMENT OPTIONS section. The Policy is not designed for use by market-timing organizations or other persons or entities that use programmed or frequent transfers among investment options. More information about our market-timing restrictions is in the INVESTMENT OPTIONS - TRANSFERS AND DISRUPTIVE TRADING PROCEDURES sections.

A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits and guaranteed fees.

         The Policy is a deferred annuity: it has an accumulation (or deferral) period and an annuity income period.

         Accumulation Period. During the accumulation period, any earnings that you leave in the Policy are not taxed. During this period you can invest additional money into the Policy, transfer amounts among the investment options, and withdraw some or all of the value of your Policy. Some restrictions may apply to transfers (especially to transfers into and out of the Fixed Account). Withdrawals may be subject to income tax and a penalty tax.

         Annuity Income Period. The accumulation period ends and the annuity income period begins on a date you select or the later of the fifth Policy Anniversary or Anniversary nearest the Annuitant's 85th birthday. During the annuity income period, we will make periodic payments to the Annuitant, unless you specify otherwise. You can select payments that are guaranteed to last for the Annuitant's entire life or for some other period. Some or all of each payment will be taxable.

         POLICY OPERATION & FEATURES

Premiums.
o    Minimum initial premium: $2,000.
o Minimum additional premium: $250, or $50 per month if through regularly billed program.
o No additional premiums will be accepted after the earlier of the Annuity Date or the Annuitant's 85th birthday without our approval.

Investment Options.
o Variable investment option allocations are invested in Subaccounts of the Separate Account, which in turn invest in corresponding underlying portfolios. Fixed Account allocations are invested in our general account and we guarantee a fixed rate of interest.
o You may transfer among investments, subject to limits. Dollar cost averaging, portfolio rebalancing and earnings sweep systematic investment programs are available.

Deductions from Assets.
(See CHARGES on next pages.)

Withdrawals.
o    There are no withdrawal charges.
o    Each withdrawal must be at least $250.

Annuity Income.
o    Several fixed annuity income options are available.

Death Benefit.
o    A death benefit is paid upon the death of the Annuitant.

         TAX-QUALIFIED PLANS

         The Policy can be used to fund a tax-qualified plan such as an IRA or Roth IRA (including for rollovers from tax-sheltered annuities), SEP, or SIMPLE IRA, etc. This Prospectus generally addresses the terms that affect a non-tax-qualified annuity. If your Policy funds a tax-qualified plan, read the Qualified Plan Disclosures in this prospectus' Appendix B to see how they might change your Policy rights and requirements. Contact us if you have questions about the use of the Policy in these or other tax-qualified plans.

                                      -5-
Ameritas No-Load Variable Annuity

CHARGES
--------------------------------------------------------------------------------
         BASE POLICY CHARGES

         The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy.

         The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer Policy value between investment options. State premium taxes may also be deducted.

                                                                                      ---------------- --------------
                                                                                                         Guaranteed
                                                                                         Current           Maximum
                                                                                           Fee               Fee
------------------------------------------------------------------------------------- ---------------- ---------------
 TRANSACTION FEES
---------------------------------- -------------------------------------------------- ---------------- ---------------
 SALES LOAD                                                                                None             None
---------------------------------- -------------------------------------------------- ---------------- ---------------
 WITHDRAWAL CHARGE                                                                         None             None
---------------------------------- -------------------------------------------------- ---------------- ---------------
 TRANSFER FEE (per transfer)             first 15 transfers per Policy Year                None             None
                                         over 15 transfers in one Policy Year,
                                           we may charge ...                               None             $10
---------------------------------- -------------------------------------------------- ---------------- ---------------

         The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.

                                                                                      ---------------- --------------------
                                                                                                            Guaranteed
                                                                                         Current              Maximum
                                                                                           Fee                  Fee
------------------------------------------------------------------------------------- ---------------- --------------------
ANNUAL POLICY FEE
------------------------------------------------------------------------------------- ---------------- ---------------
ANNUAL POLICY FEE (deducted at end of each Policy Year or upon total surrender)             $40             $40
----------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
            (deducted daily from assets allocated to the Separate Account to equal the annual % shown)
------------------------------------------------------------------------------------- ---------------- ---------------
MORTALITY & EXPENSE RISK CHARGE                                                            0.60%           0.95%
------------------------------------------------------------------------------------- ---------------- ---------------

         PORTFOLIO COMPANY OPERATING EXPENSES (as of December 31, 2005)

         The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the contract. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

---------------------------------------------------------------------------- -------------------- --------------------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
     Expenses that are deducted from portfolio company assets, including             Minimum           Maximum
     management fees, distribution and/or service (12b-1) fees, and other expenses
------------------------------------------------------------------------------ ------------------- ------------------

------------------------------------------------------------------------------ ------------------- ------------------

          EXAMPLES OF EXPENSES

         The Examples below are intended to help you compare the cost of investing in the Policy with the cost of investing in other variable annuity policies. These costs include Policy owner transaction expenses, contract charges, separate account annual expenses, and Subaccount underlying portfolio fees and expenses.

         The Examples assume that you invest $10,000 in the Policy for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the underlying portfolio and Policy fees and expenses indicated. The example amounts are illustrative only, and should not be considered a representation of past or future expenses. Your actual expenses may be higher or lower than those shown in the chart.

                                 ---------------------------------------------------------------------
                                    Surrender Policy at the end of the time period. ($)
                                    Annuitize Policy at the end of the time period. ($)
                                    Policy is neither surrendered nor annuitized.   ($)
                                 ---------------------------------------------------------------------
EXAMPLE                                  1 Yr              3 Yr              5 Yr             10 Yr
------------------------------------------------------------------------------------------------------
Maximum Policy Expenses (1)
------------------------------------------------------------------------------------------------------
Minimum Policy Expenses (2)
------------------------------------------------------------------------------------------------------

                                      -6-
Ameritas No-Load Variable Annuity

                                      -7-
Ameritas No-Load Variable Annuity

                                      -8-
Ameritas No-Load Variable Annuity

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

         ACCUMULATION UNIT VALUES
         We provide Accumulation Unit value history for each of the Separate Account variable investment options in Appendix A.

         FINANCIAL STATEMENTS
         Financial statements of the Subaccounts of the Separate Account and our company are included in the Statement of Additional Information; to learn how to get a copy, see the front or back page of this prospectus.

CHARGES EXPLAINED
--------------------------------------------------------------------------------
         The following adds to information provided in the CHARGES section. Please review both prospectus sections for information on charges.

         NO SALES LOAD

         NO WITHDRAWAL CHARGE

         MORTALITY AND EXPENSE RISK CHARGE

         We impose a daily fee to compensate us for the mortality and expense risks we have under the Policy. This fee is equal to a current annual rate of the value of the net assets in the Separate Account. This fee is reflected in the Accumulation Unit values for each Subaccount.

         Our mortality risk arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Date. The mortality risk we assume is that Annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy. Another mortality risk we assume is that at the Annuitant's death the death benefit we pay will be greater than the Policy value.

         Our expense risk is that our costs to administer your Policy will exceed the amount we collect through administrative charges.

         If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is our profit.

         ADMINISTRATIVE CHARGES

         Administrative Expense Fee
         Administrative fees help us cover our cost to administer your Policy.

         Annual Policy Fee
         We reserve the right to charge an annual Policy fee. Any Policy fee is deducted from your Policy value on the last Business Day of each Policy Year and upon a complete surrender. This fee is levied by canceling Accumulation Units and making a deduction from the Fixed Account. It is deducted from each Subaccount and the Fixed Account in the same proportion that the value in each Subaccount and the Fixed Account bears to the total Policy value.

         TRANSFER FEE

         The first 15 transfers per Policy Year from Subaccounts or the Fixed Account are free. A transfer fee may be imposed for any transfer in excess of 15 per Policy Year. The transfer fee is deducted pro rata from each Subaccount (and, if applicable, the Fixed Account) in which the Owner is invested.

         TAX CHARGES

         Some states and municipalities levy a tax on annuities, currently ranging from 0% to 3.5% of your premiums. These tax rates, and the timing of the tax, vary and may change. Presently, we deduct the charge for the tax in those states with a tax either (a) from premiums as they are received, or (b) upon applying proceeds to an annuity income option.

                                      -9-
Ameritas No-Load Variable Annuity

         No charges are currently made for taxes other than premium taxes. We reserve the right to levy charges in the future for taxes or other costs resulting from taxes that we determine are properly attributable to the Separate Account.

         FEES CHARGED BY THE PORTFOLIOS

         Each Subaccount's underlying portfolio has investment advisory fees and expenses. They are set forth in this prospectus' CHARGES section and described in more detail in each fund's prospectus. A portfolio's fees and expenses are not deducted from your Policy value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These fees and expenses help to pay the portfolio's investment advisory and operating expenses.

         WAIVER OF CERTAIN CHARGES

         When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding fees charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee.

         Any fee waiver will not be discriminatory and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to state approval.

INVESTMENT OPTIONS
--------------------------------------------------------------------------------
         We recognize you have very personal goals and investment strategies. The Policy allows you to choose from a wide array of investment options - each chosen for its potential to meet specific investment objectives.

         You may allocate all or a part of your premiums among the Separate Account variable investment options or the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%. The variable investment options, which invest in underlying portfolios, are listed and described in this section of this prospectus.

         SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS

         The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Policy value of your Policy depends directly on the investment performance of the portfolios that you select.

The value of your Policy will go up or down based on the investment performance of the variable investment options you choose. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.

     The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or Ameritas. The Separate Account was established as a separate investment account of Ameritas under Nebraska law on October 26, 1995. Under Nebraska law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios. We do not make any representations about their future performance.

           You bear the risk that the variable investment options you select may fail to meet their objectives, that they could
              go down in value, and that you could lose principal.

                                      -10-
Ameritas No-Load Variable Annuity

         Each Subaccount's underlying portfolio operates as a separate investment fund, and the income or losses of one generally has no effect on the investment performance of any other. Complete descriptions of each variable investment options's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the underlying portfolios which accompany this prospectus.

The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as other publicly traded mutual funds with very similar names. They are only available as separate account investment options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.

Even if the investment options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.

You should read the prospectuses for the underlying portfolios together with this prospectus for more information.

         The Separate Account Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.
         This information is just a summary for each underlying portfolio.
You should read the series fund prospectus for an underlying portfolio accompanying this prospectus for more information about that portfolio, including detailed information about the portfolio's fees and expenses, investment strategy and investment objective, restrictions, and potential risks such as those related to mixed and shared funding for portfolios that are also offered through variable life insurance policies and qualified pension and retirement plans. To get a copy of any portfolio prospecuts, contact your representative or us as shown on the Table of Contents page or the last page of this prospectus.

                                      -11-
Ameritas No-Load Variable Annuity

                                      -12-
Ameritas No-Load Variable Annuity

---------------------------------------------------------------------------------------------------------------------
                         FUND NAME                                          INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                               Portfolio Type / Summary of Investment Strategy
---------------------------------------------------------------------------------------------------------------------
                American Century Investments                 American Century Investment Management, Inc.(1)
                                                             American Century Global Investment Management, Inc.(2)
---------------------------------------------------------------------------------------------------------------------
American Century VP International Fund, Class I(2)           Capital growth.
---------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund, Class I(1)           Long-term capital growth; income is secondary.
---------------------------------------------------------------------------------------------------------------------
              Calvert Variable Products, Inc.*                    Calvert Asset Management Company, Inc.
---------------------------------------------------------------------------------------------------------------------
Calvert VP EAFE International Index Portfolio - World Asset  Index:  MSCI EAFE Index.
Management, Inc.
---------------------------------------------------------------------------------------------------------------------
Calvert VP Natural Resources Portfolio - Summit              Capital growth.
---------------------------------------------------------------------------------------------------------------------
Calvert VP S&P 500 Index Portfolio - Summit                  Index:  S&P 500 Index.
---------------------------------------------------------------------------------------------------------------------
Calvert VP S&P MidCap 400 Index Portfolio - Summit           Index:  S&P MidCap 400 Index.
---------------------------------------------------------------------------------------------------------------------
Calvert VP SRI Large Cap Value Portfolio - No Subadviser     Long-term capital appreciation
---------------------------------------------------------------------------------------------------------------------
               Calvert Variable Series, Inc.*                     Calvert Asset Management Company, Inc.
---------------------------------------------------------------------------------------------------------------------
Calvert VP Small Cap Growth Portfolio - Eagle Asset          Long-term capital appreciation.
Management, Inc.
---------------------------------------------------------------------------------------------------------------------
Calvert VP SRI Balanced Portfolio - Equity Portion: New      Income and capital growth.
Amsterdam Partners LLC ; Fixed Income Portion: No Subadviser
---------------------------------------------------------------------------------------------------------------------
Calvert VP SRI Strategic Portfolio - Thornburg Investment    Long-term capital appreciation; current income
Management, Inc.                                             is secondary.
---------------------------------------------------------------------------------------------------------------------
                 DWS Investments VIT Funds                       Deutsche Investment Management Americas Inc.
---------------------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP Portfolio, Class A                   Index:  Russell 2000 Index.
---------------------------------------------------------------------------------------------------------------------
                   DWS Variable Series I                         Deutsche Investment Management Americas Inc.
---------------------------------------------------------------------------------------------------------------------
DWS Health Care VIP Portfolio, Class A                       Long-term capital growth.
---------------------------------------------------------------------------------------------------------------------
                   DWS Variable Series II                        Deutsche Investment Management Americas Inc.
---------------------------------------------------------------------------------------------------------------------
DWS Dreman Small Mid Cap Value VIP Portfolio, Class A        Long-term capital growth.
---------------------------------------------------------------------------------------------------------------------
DWS Global Thematic VIP Portfolio, Class A                   Long-term capital growth.
---------------------------------------------------------------------------------------------------------------------
           Fidelity(R) Variable Insurance Products                  Fidelity Management & Research Company
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio, Service Class       Long-term capital appreciation.
(1,2,3)
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP High Income Portfolio, Service Class (1,2)   Income and growth.
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio, Initial     Bond.
Class (1,4)
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio, Service Class (1,2,3)     Long-term growth.
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Strategic Income Portfolio, Initial Class    Income.
(1,2,3,4)
---------------------------------------------------------------------------------------------------------------------
   - Subadvisers: (1)Fidelity Research & Analysis Company, Fidelity International Investment Advisors,
   Fidelity International Investment Advisors (U.K.) Limited; (2) FMR Co., Inc., Fidelity Investments Japan
   Limited; (3) Fidelity Management & Research (U.K.) Inc.; and (4) Fidelity Investments Money Management,
   Inc.
---------------------------------------------------------------------------------------------------------------------
    Franklin Templeton Variable Insurance Products Trust                 Franklin Advisers, Inc.
---------------------------------------------------------------------------------------------------------------------
Templeton Global Bond Securities Fund, Class 2               Current income, consistent with preservation of
                                                             capital, with capital appreciation as secondary.
---------------------------------------------------------------------------------------------------------------------
              INVESCO Variable Insurance Funds                            Invesco Advisors, Inc.
---------------------------------------------------------------------------------------------------------------------
Invesco V.I. Financial Services Fund, Series I -             Capital growth.
---------------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Health Care Fund, Series I -             Capital growth.
---------------------------------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund, Series I -           Long-term growth of capital.
---------------------------------------------------------------------------------------------------------------------
Invesco V.I. Leisure Fund, Series I -                        Capital growth.
---------------------------------------------------------------------------------------------------------------------
Invesco V.I. Technology Fund, Series I -                     Capital growth.
---------------------------------------------------------------------------------------------------------------------
              MFS(R) Variable Insurance TrustSM              Massachusetts Financial Services Company
---------------------------------------------------------------------------------------------------------------------
MFS(R) Research International Series, Initial Class          Capital appreciation.
---------------------------------------------------------------------------------------------------------------------
MFS(R) Utilities Series, Initial Class                       Total return.
---------------------------------------------------------------------------------------------------------------------
         Neuberger Berman Advisers Management Trust                  Neuberger Berman Management LLC
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Balanced Portfolio, Class I             Balanced: capital growth and reasonable income
                                                             without undue risk to principal.
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth Portfolio, Class I               Growth of capital.
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio, Class I             Capital growth.
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio, Class I              Capital growth.
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Short Duration Bond Portfolio, Class I  Bond: income; total return is secondary.
---------------------------------------------------------------------------------------------------------------------
               PIMCO Variable Insurance Trust                   Pacific Investment Management Company LLC
---------------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn(R) Strategy Portfolio,             Real return.
Administrative Class
---------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio, Administrative Class           Total return.
---------------------------------------------------------------------------------------------------------------------
                                      -13-
Ameritas No-Load Variable Annuity

---------------------------------------------------------------------------------------------------------------------
                    Rydex Variable Trust                                    Rydex Investments
---------------------------------------------------------------------------------------------------------------------
Rydex Government Long Bond 1.2x Strategy Fund                120% of daily price movement of Long Treasury Bond.
---------------------------------------------------------------------------------------------------------------------
Rydex Inverse Government Long Bond Strategy Fund             Inverse of daily price movement of Long Treasury Bond.
---------------------------------------------------------------------------------------------------------------------
Rydex Inverse S&P 500 Strategy Fund                          Inverse of the S&P 500 Index.
---------------------------------------------------------------------------------------------------------------------
Rydex NASDAQ-100(R) Fund                                     Match performance of the NASDAQ 100 Index.
---------------------------------------------------------------------------------------------------------------------
Rydex Nova Fund                                              150% of daily performance of S&P 500 Index.
---------------------------------------------------------------------------------------------------------------------
Rydex Precious Metals Fund                                   Sector:  Capital appreciation.
---------------------------------------------------------------------------------------------------------------------
           T. Rowe Price Equity Series, Inc.                         T. Rowe Price Associates, Inc.
---------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio                     Long-term capital growth and income.
---------------------------------------------------------------------------------------------------------------------
           Third Avenue Variable Series Trust                         Third Avenue Management LLC
---------------------------------------------------------------------------------------------------------------------
Third Avenue Value Portfolio                                 Long-term capital appreciation.
---------------------------------------------------------------------------------------------------------------------
          The Universal Institutional Funds, Inc.            Morgan Stanley Investment Management Inc., dba
                                                                                Van Kampen
---------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I               Long-term capital appreciation.
---------------------------------------------------------------------------------------------------------------------
           Vanguard(R) Variable Insurance Fund                         The Vanguard Group. Inc. (1)
                                                                  Wellington Management Company, LLP (2)
                                                              Barrow, Hanley, Mewhinney & Strauss, Inc. (3)
                                                                        AllianceBernstein L.P. (4)
                                                                   William Blair & Company, L.L.C. (5)
                                                                            America, Inc. (6)
                                                                    Baillie Gifford Overseas Ltd. (7)
                                                                 Granahan Investment Management, Inc.(8)
                                                                Grantham, Mayo, Van Otterloo & Co. LLC (9)
                                                                   Schroder Investment Management North
---------------------------------------------------------------------------------------------------------------------
Vanguard(R) Diversified Value Portfolio (3)                  Growth and Income.
---------------------------------------------------------------------------------------------------------------------
Vanguard(R) Equity Income Portfolio (1,2)                    Growth and income.
---------------------------------------------------------------------------------------------------------------------
Vanguard(R) Equity Index Portfolio (1)                       Index - Growth and income.
---------------------------------------------------------------------------------------------------------------------
Vanguard(R) Growth Portfolio (4,5)                           Growth.
---------------------------------------------------------------------------------------------------------------------
Vanguard(R) High Yield Bond Portfolio (2)                    Income.
---------------------------------------------------------------------------------------------------------------------
Vanguard(R) International Portfolio (6,7)                    Growth.
---------------------------------------------------------------------------------------------------------------------
Vanguard(R) Mid-Cap Index Portfolio (1)                      Index - Growth and income.
---------------------------------------------------------------------------------------------------------------------
Vanguard(R) Money Market Portfolio (1)                       Money Market.
---------------------------------------------------------------------------------------------------------------------
Vanguard(R) REIT Index Portfolio (1)                         Income and Growth.
---------------------------------------------------------------------------------------------------------------------
Vanguard(R) Small Company Growth Portfolio (8,9)             Growth.
---------------------------------------------------------------------------------------------------------------------
Vanguard(R) Total Bond Market Index Portfolio (1)            Index - Bonds.
---------------------------------------------------------------------------------------------------------------------
       Wells Fargo Advantage FundsSM - Variable Trust               Wells Fargo Funds Management, LLC
---------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Discovery FundSM                    Long-term capital appreciation.
---------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Opportunity FundSM                  Long-term capital appreciation.
---------------------------------------------------------------------------------------------------------------------
* These funds are part of, and their investment adviser is a subsidiary of the UNIFI Mutual Holding Company, the ultimate parent of Ameritas. Also, Calvert Distributors, Inc., an indirect subsidiary of UNIFI, is the underwriter for these funds. Appendix A: Accumulation Unit Values provides current and historical fund and portfolio names.

Adding, Deleting, or Substituting Variable Investment Options
         We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available.

         We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio, if the shares of the underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account. We may add new Separate Account underlying portfolios, or eliminate existing underlying portfolios, when, in our sole discretion, conditions warrant a change. In all of these situations, we will receive any necessary SEC and state approval before making any such change.

                                      -14-
Ameritas No-Load Variable Annuity

         Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts. Where permitted by applicable law, we reserve the right to remove, combine or add Subaccounts. Subaccounts may be closed to new or subsequent premium payments, transfers or premium allocations. We will receive any necessary SEC and state approval before making any of these changes.

         We will notify you of any changes to the variable investment options.

         FIXED ACCOUNT INVESTMENT OPTION

         There is one fixed interest rate option ("Fixed Account"), where we bear the investment risk. We guarantee that you will earn a minimum interest rate that will yield at least 3% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that we will not credit more interest than will yield the minimum guaranteed rate per year for the life of the Policy. We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. Assets in the Fixed Account are subject to claims by creditors of the company. The focus of this prospectus is to disclose the Separate Account aspects of the Policy.

All amounts allocated to the Fixed Account become assets of our general account. Interest in the general account has not been registered with the SEC and is not subject to SEC regulation, nor is the general account registered as an investment company with the SEC. Therefore, SEC staff have not reviewed the Fixed Account disclosures in this prospectus.

         TRANSFERS

         The Policy is designed for long-term investment, not for use with professional "market timing" services or use with programmed, large or frequent transfers. Excessive transfers could harm other policy owners, annuitants and beneficiaries by having a detrimental effect on investment portfolio management. In addition to the right of the Portfolio to impose redemption fees on short-term trading, we reserve the right to reject any specific premium allocation or transfer request, if in the judgment of a Subaccount portfolio fund advisor, a Subaccount portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if Policy Owners would otherwise potentially be adversely affected.

         Transferring money out of a Subaccount within 60 days of a purchase may be considered market timing. However, any portfolio fund advisor may establish their own standards, and each transaction may be evaluated on its own. Ultimately the portfolio fund advisor has the authority to make this determination.

         Subject to restrictions during the "right to examine period" and prior to the Annuity Date, you may transfer Policy value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

         Transfer Rules:
          o A transfer is considered any single request to move assets from one or more Subaccounts or the Fixed Account to one or more of the other Subaccounts or the Fixed Account.
          o We must receive notice of the transfer - either Written Notice, an authorized telephone transaction, or by Internet when available. Transfer requests by facsimile, telephone, or Internet must be sent to us by 3:00 p.m. Central Time (2:30 p.m. for Rydex) for same day processing. Requests received later are processed on the next trading day. Fax requests must be sent to us at 402-467-7923. If requests are faxed elsewhere, we will process them as of the day they are received by our trading unit.
          o The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less than $250 in a Subaccount or $100 in the Fixed Account, we will include that amount as part of the transfer.)
               - If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
               - The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.
          o The first 15 transfers each Policy Year are free. Thereafter, transfers may result in a $10 charge for each transfer. This fee is deducted on a pro-rata basis from balances in all Subaccounts and the Fixed

                                      -15-
Ameritas No-Load Variable Annuity

               Account; it is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfer limit.
          o A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
               -    may be made only once each Policy Year;
               -    may be delayed up to six months;
               -    is limited during any Policy Year to the greater of:
                    - 25% of the Fixed account value on the date of the initial transfer during that year;
                    - the greatest amount of any similar transfer out of the Fixed Account during the previous 13 months; or
                    -    $1,000.
          o If the Policy value in any Subaccount falls below $250, we may transfer the remaining balance, without charge, to the Vanguard VIF Money Market Subaccount.
          o Rydex Subaccount transfers received later than 2:30 p.m. Central Time are processed the next Business Day.
          o We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time. We, and most of our portfolio managers, consider market timing strategies, programmed transfers, or transfers that are large in relation to the total assets of an investment option's underlying portfolio as disruptive. For those fund managers who deem such activities disruptive, we may react by, among other things, restricting the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer service. We may also refuse to act on transfer instructions of an agent acting under a power of attorney or otherwise who is acting on behalf of one or more Owners. In making these determinations, we may consider the combined transfer activity of annuity contracts and life insurance policies that we believe are under common ownership, control or direction. Certain fund managers, such as Rydex, may permit short-term trading within their portfolios and will have disclosed this practice in their prospectuses.
          o In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

         THIRD-PARTY SERVICES

         Where permitted and subject to our rules (including those Transfer Rules above regarding rejection of a transfer request), we may accept your authorization to have a third party exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election by sending us Written Notice. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that fees charged by such third parties for their service are separate from and in addition to fees paid under the Policy.

         DISRUPTIVE TRADING PROCEDURES

         The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market (except in Subaccounts whose underlying portfolio prospectus specifically permits such trading). Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount's underlying portfolio can disrupt management of a Subaccount's underlying portfolio and raise expenses. This in turn can hurt performance of an affected Subaccount and therefore hurt your Policy's performance.

Organizations or individuals that use market timing investment strategies and make frequent or other disruptive transfers should not purchase the Policy, unless such transfers are limited to Subaccounts whose underlying portfolio prospectus specifically permits such transfers.

         Policy Owners should be aware that we are contractually obligated to provide Policy Owner transaction data relating to trading activities to the underlying funds on written request and, on receipt of written instructions from a fund, to restrict or prohibit further purchases or transfers by Policy Owners indentified by an underlying fund as having engaged in transactions that violate the trading policies of the fund.

         We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners. Restrictions may include changing, suspending or terminating telephone,

                                      -16-
Ameritas No-Load Variable Annuity
on-line and facsimile transfer privileges. We will also enforce any Subaccount underlying portfolio manager's own restrictions imposed upon transfers considered by the manager to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. Any Subaccount restrictions will be uniformly applied.

         There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations. The discretionary nature of our disruptive trading procedures may result in some Policy Owners being able to market time, while other Policy Owners bear the harm associated with timing. Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them. Certain Subaccount underlying portfolios, such as the Rydex Subaccounts, may permit short-term trading and will have disclosed this practice in their portfolio's prospectus.

         Excessive Transfers
         We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things:
          o    the total dollar amount being transferred;
          o    the number of transfers you make over a period of time;
          o whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain Subaccount underlying portfolios;
          o whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and
          o the investment objectives and/or size of the Subaccount underlying portfolio.

         Third Party Traders
         We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we may, among other things:
          o    reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or
          o    reject the transfer or exchange instructions of individual Policy
               Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

         We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in a dollar cost averaging, portfolio rebalancing, earnings sweep or asset allocation program are not subject to these rules, nor are they subject to a transfer fee. See the sections of the Prospectus describing those programs for the rules of each program.

         SYSTEMATIC TRANSFER PROGRAMS

         We offer several systematic transfer programs. We reserve the right to alter or terminate these programs upon thirty days written notice.

o        Dollar Cost Averaging
         The Dollar Cost Averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Vanguard VIF Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Policy value, protect against a loss, or otherwise achieve your investment goals.

         Dollar Cost Averaging Program Rules:
          o There is no additional charge for the Dollar Cost Averaging program.
          o We must receive notice of your election and any changed instruction - either Written Notice, by telephone transaction instruction, or by Internet when available.
          o    Automatic transfers can only occur monthly.
          o The minimum transfer amount out of the Vanguard VIF Money Market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program,

                                      -17-
Ameritas No-Load Variable Annuity
               the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
          o Dollar Cost Averaging program transfers cannot begin before the end of a Policy's "right to examine" period.
          o You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy Month anniversary following the date the Policy's "right to examine" period ends.
          o You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Vanguard VIF Money Market Subaccount or the Fixed Account is less than $100.
          o Dollar Cost Averaging is not available when the Portfolio Rebalancing program is elected.

o        Portfolio Rebalancing
         The Portfolio Rebalancing program allows you to rebalance your Policy value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

         Portfolio Rebalancing Program Rules:
          o There is no additional charge for the Portfolio Rebalancing program.
          o    The Fixed Account is excluded from this program.
          o You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have rebalancing occur quarterly, semi-annually or annually.

o        Earnings Sweep
         The Earnings Sweep program allows you to sweep earnings from your Subaccounts to be rebalanced among designated investment options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

         Earnings Sweep Program Rules:
          o    There is no additional charge for the Earnings Sweep program.
          o    The Fixed Account is included in this program.
          o You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have your earnings sweep quarterly, semi-annually or annually.

         ASSET ALLOCATION PROGRAM
         We may offer an asset allocation program using models. However, you always have the ability to construct your own asset allocation plan from among the investment options available in your Policy. Asset allocation programs using models are intended to match model risk tolerance and investment objectives with the investment options available in your Policy.

         To assist you in your selection of an asset allocation model, our Asset Allocation Program (the "Program") uses fund-specific model recommendations developed by our affiliate, Summit Investment Advisors, Inc. ("SIA"), and offered to you through an agreement between Ameritas and SIA. The Program consists of five models, ranging from aggressive to conservative. SIA provides Ameritas Investment Corp. ("AIC"), our majority owned subsidiary, with ongoing recommendations and monitoring of the portfolios that comprise the models.

         To participate in the Program:
          o AIC will serve as your investment adviser fiduciary for the Program solely for purposes of development of the models and periodic updates to the models. You must give AIC your written consent and discretionary authority for AIC to give us instructions to allocate your premiums (or, for an existing Policy, Policy value) pursuant to the allocations of the model you select. AIC will also periodically instruct us to change your allocations consistent with any changes to the model made by

                                      -18-
Ameritas No-Load Variable Annuity

               AIC as recommended by SIA. AIC has no discretionary authority to execute any other transfers for your Policy.
          o    You must complete the Asset Allocation questionnaire.
          o You must allocate all of your Policy value to one asset allocation model. We must receive notice of your asset allocation model election either by Written Notice or Internet before we can begin a Program for you. Only you can select which model is best for you. The Asset Allocation questionnaire can be an aid, but neither it nor AIC will make this decision for you. You may wish to consult with your own financial professional to determine whether participation in the Program is best for you, and if so, which model is most suitable.
          o Each quarter we will automatically rebalance the Subaccount values to be consistent with the allocation percentages for the Program model that you selected. Such rebalancing will be disclosed in quarterly statements to you. Performance of each model is updated daily on our web site and is available upon request.
          o At least annually, AIC will re-evaluate and may make changes to each investment level model based upon SIA's recommendations. When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Program.
          o If you are currently participating in a Program model and you make changes to your allocations outside the model, you will not receive future notifications of model changes. You will then be considered as having withdrawn from the Program and as having cancelled your relationship with AIC for purposes of implementing the Program with your Policy. For this reason, you will not be able to execute trades online if you participate in the Program. You will be required to talk to a Service Center representative if you are in the Program, but wish to make a transfer or trade. The Service Center representative will explain to you, prior to executing any telephone transaction, that your election to execute a trade will result in the discontinuance of the Program for your Policy. Additional safeguards apply if your Policy has the GLWB rider (See the GLWB Rider section, Asset Allocation.).
          o If participation in the Program terminates, including by death of the Owner, Policy value will not be reallocated automatically if the model is changed, and thus will not reflect the most current allocation recommendations. Any additional premiums received will be returned.

         Potential Conflicts of Interest

         AIC and SIA may be subject to competing interests that have the potential to influence their decision making with regard to the models. AIC is compensated by us as principal underwriter for the Policies. SIA is compensated by us for its fund-specific model recommendations, and its ongoing oversight of the available investment options. We and AIC may receive fees for administrative services from other portfolios in the models. This additional compensation and related responsibilities may create conflicts of interest as AIC determines what portfolios should be in the models. Also, Calvert Variable Portfolios, Inc. and Calvert Variable Series, Inc. (the "Calvert Funds"), which are part of the UNIFI Mutual Holding Company and therefore are affiliated with us, have portfolios offered through the Policy. The Calvert Funds are advised by Calvert Asset Management Company, Inc. ("CAMCO"), an affiliate of ours, and certain of the Calvert Funds are subadvised by Summit Investment Partners, Inc. ("Summit"), also an affiliate of ours. CAMCO and Summit are compensated for advisory oversight, subadvisory, and administrative services. Calvert Fund portfolios may or may not be included in the models. SIA may have an incentive to recommend certain portfolios that have administrative, advisory or subadvisory services provided by CAMCO and Summit. As a result of the competing interests the affiliated parties face in this Program, there is an increased potential risk of a conflict of interest in these arrangements.

         The GLWB rider requires that, beginning on the rider activation date, you may participate only in certain Program models. The models currently available for use with the GLWB rider are: Capital Growth, Moderate, Balanced, and Conservative; for more information on these models, see your variable annuity application. The GLWB rider will terminate if you withdraw from a designated model or allocate any portion of your subsequent premium payments to an investment option that is not consistent with the listed models.

                                      -19-
Ameritas No-Load Variable Annuity

         There is no additional charge for selecting the Program. Although asset allocation programs are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still lose value. For information about risks of participating in the Program and more detail about the Program, including more information about conflicts of interest, ask for a copy of this prospectus' Statement of Additional Information. More information about AIC's role as investment advisor for the Program is available on AIC's Form ADV Part II which is delivered to you at the time you subscribe to the Program. We may modify or discontinue the Asset Allocation program at any time.

                                      -20-
Ameritas No-Load Variable Annuity

IMPORTANT POLICY PROVISIONS
--------------------------------------------------------------------------------
         The Ameritas NO-LOAD Variable Annuity Policy is a flexible premium deferred variable annuity policy. The Policy allows you to save and invest your assets on a tax-deferred basis. A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to the Annuitant for as long as the Annuitant lives or for some other period you select. In addition, if the Annuitant dies before those payments begin, the Policy will pay a death benefit to the Annuitant's Beneficiary. Many key rights and benefits under the Policy are summarized in this prospectus; however, you must refer to the Policy itself for the actual terms of the Policy. You may obtain a copy of the Policy from us. The Policy can be purchased as a tax-qualified or nonqualified annuity. The Policy remains in force until surrendered for its Cash Surrender Value, or until all proceeds have been paid under an annuity income option or as a death benefit.

         POLICY APPLICATION AND ISSUANCE

Replacing an existing annuity policy is not always your best choice. Evaluate any replacement carefully.

         To purchase a Policy, you must submit an application and a minimum initial premium. A Policy usually will be issued only if the Annuitant is age 0 through 85, rounded to the nearest birthday. We reserve the right to reject any application or premium for any reason.

         If your application is in good order upon receipt, we will credit your initial premium (less premium tax, if applicable) to the Policy value in accordance with the Policy's "right to examine" provision within two Business Days after the later of the date we receive your application or the date we receive your premium. If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to explain the delay; at that time we will refund your initial premium unless you consent to our retaining it to apply it to your Policy once all Policy issuance requirements are met.

         The Policy Date is the date two Business Days after we receive your application and initial premium. It is the date used to determine Policy Anniversaries and Policy Years. No Policy will be dated on or after the 29th day of a month. (This does not affect how premium is credited; see the paragraph above.)

         You can purchase a tax-qualified Policy as part of Section 401(a) or 403(b) pension or profit-sharing plans, or an IRA, Roth IRA, SIMPLE IRA, and SEP, subject to certain limitations. See this prospectus' FEDERAL INCOME TAX MATTERS section for details.

o        Application in Good Order
         All application questions must be answered, but particularly note these requirements:
          o The Owner's and the Annuitant's full name, Social Security number, and date of birth must be included.
          o Be certain you identify an Annuitant's Beneficiary and, if the Owner and Annuitant are not the same person, an Owner's Beneficiary if you want someone other than the Annuitant's Beneficiary to receive death benefits payable due to the Owner's premature death.
          o Your premium allocations must be completed in whole percentages, and total 100%.
          o    Initial premium must meet minimum premium requirements.
          o Signatures of the Owner and Annuitant (if other than the Owner) must be on the application.
          o Identify the type of plan, whether it is nonqualified or, if it is qualified, state the type of qualified plan.
          o    City, state and date application was signed must be completed.
          o    If you have one, please give us your e-mail address to facilitate receiving updated Policy information by electronic delivery.
          o    There may be forms in addition to the application required by law or regulation, especially when a qualified plan or replacement is involved.

o        Premium Requirements
         Your premium checks should be made payable to "Ameritas Life Insurance Corp." We may postpone crediting any payment made by check to your Policy value until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources. Total premiums for all annuities held with us for the same Annuitant may not exceed $1 million without our consent.

                                      -21-
Ameritas No-Load Variable Annuity

         Initial Premium
          o    The only premium required. All others are optional.
          o Must be at least $2,000. We have the right to change these premium requirements, and to accept a smaller initial premium if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or as part of a tax-qualified plan.

         Additional Premiums
          o Must be at least $250; $50 if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or a tax-qualified plan. We have the right to change these premium requirements.
          o Will not be accepted, without our approval, on or after the later of (i) the Policy Anniversary following your or the Annuitant's 85th birthday or (ii) the Annuity Date.

o        Allocating Your Premiums
         You may allocate your premiums among the variable investment options and the Fixed Account fixed interest rate option. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.
          o    Allocations must be in whole percentages, and total 100%.
          o You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
          o All premiums will be allocated pursuant to your instructions on record with us, except your initial premium and any additional premiums received during your Policy's "right to examine" period may be subject to special requirements.


         YOUR POLICY VALUE

         On your Policy's date of issue, the Policy value equals the initial premium less any charge for applicable premium taxes. On any Business Day thereafter, the Policy value equals the sum of the values in the Separate Account variable investment options and the Fixed Account. The Policy value is expected to change from day to day, reflecting the expenses and investment experience of the selected variable investment options (and interest earned in the Fixed Account options) as well as the deductions for charges under the Policy.

o        Separate Account Value
         Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Subaccount units allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:
          (a) the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus
          (b) the daily mortality and expense risk charge; and this result divided by
          (c) the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

         When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

         An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

                                      -22-
Ameritas No-Load Variable Annuity

o        Fixed Account Value
         The Policy value of the Fixed Account on any Business Day equals:
          (a) the Policy value of the Fixed Account at the end of the preceding Policy Month; plus
          (b) any net premiums credited since the end of the previous Policy Month; plus
          (c) any transfers from the Subaccounts credited to the Fixed Account since the end of the previous Policy Month; minus
          (d) any transfers and transfer fee from the Fixed Account to the Subaccounts since the end of the previous Policy Month; minus
          (e) any partial withdrawal taken from the Fixed Account since the end of the previous Policy Month; minus
          (f) the Fixed Account's share of the annual Policy fee on the Policy Anniversary; plus
          (g)  interest credited on the Fixed Account balance.

         TELEPHONE TRANSACTIONS

Telephone Transactions Permitted
o    Transfers among investment options.
o    Establish systematic transfer programs.
o    Change of premium allocations.

How to Authorize Telephone Transactions
o Upon your authorization on the Policy application or in Written Notice to us, you or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules:
o Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time), except Rydex Subaccount transactions must be received by 2:30 p.m. Central Time; if later, the transaction will be processed the next day the NYSE is open.
o    Calls will be recorded for your protection.
o For security, you or your authorized designee must provide your Social Security number and/or other identification information.
o    May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

         DELAY OF PAYMENTS

         We will usually pay any amounts requested as a full surrender or partial withdrawal from the Separate Account within 7 days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

         We may defer payments of full surrenders or partial withdrawals from the Fixed Account for up to 6 months from the date we receive your Written Notice.

         BENEFICIARY

         You may change Policy Beneficiary(ies) (Owner's Beneficiary and Annuitant's Beneficiary) by sending Written Notice to us, unless the named Beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named Beneficiary is irrevocable you may change the named Beneficiary only by Written Notice signed by both you and the Beneficiary. If more than one named Beneficiary is designated, and you fail to specify their interest, they will share equally.

         If there are joint Owners, the surviving joint Owner will be deemed the Owner's Beneficiary, and the Owner's Beneficiary named in the Policy application or subsequently changed will be deemed the contingent Owner's Beneficiary. If both joint Owners die simultaneously and, any death benefit payable because of an Owner's death will be paid to the contingent Owner's Beneficiary.

         If the Owner's Beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit payable upon your death, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner.

         If there is no named Owner's Beneficiary or Annuitant's Beneficiary, or either dies before you, then you are or your estate is the Beneficiary until you name a new Beneficiary. If you have either a named Annuitant's Beneficiary or Owner's Beneficiary, but not both, we will presume you intend the named person(s) or legal entity to

                                      -23-
Ameritas No-Load Variable Annuity
serve both beneficiary roles. (If the Owner and Annuitant are the same person, there is only a need to name an Annuitant's Beneficiary.)

         The Owner's Beneficiary assumes ownership of the Policy upon the Owner's death, and also then receives distribution of Policy assets pursuant to federal tax requirements. The Annuitant's Beneficiary receives the death benefit payable upon the Annuitant's death. If the Owner and Annuitant are the same person, proceeds are paid to the Annuitant's Beneficiary.

         MINOR OWNER OR BENEFICIARY

         A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy Beneficiary. Contrary to common belief, in most states parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named Beneficiary, we are able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

         POLICY CHANGES

         Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Office and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this Prospectus' first two pages and last page.

         POLICY TERMINATION

         We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy. See this prospectus' POLICY DISTRIBUTIONS: Withdrawals section for more information.

POLICY DISTRIBUTIONS
--------------------------------------------------------------------------------
         There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Date. Tax penalties may apply to amounts taken out of your Policy before the Annuity Date. Your Policy also provides a death benefit that may be paid upon the Annuitant's death prior to the Annuity Date. All or part of a death benefit may be taxable.

         WITHDRAWALS

         You may withdraw, by Written Notice, all or part of your Policy's Cash Surrender Value prior to the Annuity Date. Following a full surrender of the Policy, or at any time the Policy value is zero, all your rights in the Policy end. Total surrender requires you to return your Policy to us.

Withdrawals may be subject to:
     - Income Tax
     - Penalty Tax

         Withdrawal Rules
          o Withdrawals must be by Written Notice. A request for a systematic withdrawal plan must be on our form and must specify a date for the first payment, which must be the 1st through 28th day of the month.
          o    Minimum withdrawal is $250.
          o We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy.
          o Withdrawal results in cancellation of Accumulation Units from each applicable Subaccount and deduction of Policy value from any Fixed Account option. If you do not specify which investment option(s) from which to take the withdrawal, it will be taken from each investment option in the proportion that the Policy value in each investment option bears to the total Policy value.
          o The total amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total premiums made, because we will deduct any charges owed but

                                      -24-
Ameritas No-Load Variable Annuity
               not yet paid, a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Separate Account.
          o Unless you give us Written Notice not to withhold taxes from a withdrawal, we must withhold 10% of the taxable amount withdrawn to be paid as a federal tax, as well as any amounts required by state laws to be withheld for state income taxes.

         ALIC and the Separate Account will allow facsimile request forms and signatures to be used for the purpose of a "Written Notice" authorizing withdrawals from your Policy. You may complete and execute a withdrawal form and send it to our Service Center fax number, 402-467-7335. We offer this method of withdrawal as a service to meet your needs when turnaround time is critical. However, by not requiring an original signature there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.

o        Systematic Withdrawal Plan
         The systematic withdrawal plan allows you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Policy value from a specified investment option monthly, quarterly, semi-annually or annually. We can support and encourage your use of electronic fund transfer of systematic withdrawal plan payments to an account of yours that you specify to us. The fixed dollar amount of systematic withdrawals may be calculated in support of Internal Revenue Service minimum distribution requirements over the lifetime of the Annuitant. No systematic withdrawal may be established after the 28th of each month. Although this plan mimics annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax advisor before requesting this plan.

         DEATH BENEFITS

o        Annuitant's Death Benefit
         We will pay the Annuitant's death benefit after we receive Due Proof of Death of the Annuitant's death or as soon thereafter as we have sufficient information about the Annuitant's Beneficiary to make the payment. Death benefits may be paid pursuant to an annuity income option to the extent allowed by applicable law and any settlement agreement in effect at the Annuitant's death. If the Annuitant's Beneficiary does not make an annuity income option election within 60 days of our receipt of Due Proof of Death, we will issue a lump-sum payment to the Annuitant's Beneficiary. We will deduct any applicable premium tax not previously deducted from the death benefit payable.

An Annuitant's death benefit is payable upon:
    -   Your Policy being in force;
    -   Receipt of Due Proof of Death of the Annuitant's death;
    -   Election of an annuity income option; and
    - Proof that the Annuitant died before any annuity payments begin. "Due Proof of Death" is a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us.

         Upon the last surviving Annuitant's death before the Annuity Date, the Policy will end, and we will pay a death benefit to the named Annuitant's Beneficiary. The death benefit equals the larger of:
          - your Policy value on the later of the date we receive Due Proof of Death or an annuity payout option election less any charge for applicable premium taxes; or
          -    the sum of net premiums, less partial withdrawals.

         If you, a joint Owner, or the last surviving Annuitant dies on or after the Annuity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

         In most cases, when death benefit proceeds are paid in a lump sum, we will pay the death benefit proceeds by establishing an interest bearing account for the Beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all Beneficiary accounts in place at any given time. We will send the Beneficiary a checkbook within 7 days after we receive all the required documents, and the Beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the general account.

         Until we receive satisfactory proof of death and instructions, in the proper form, from your Beneficiaries, your Policy will remain allocated to the Subaccounts you chose, so the amount of the death benefit will reflect the investment performance of those Subaccounts during this period. If your policy has multiple Beneficiaries, death benefit proceeds will be calculated when we receive satisfactory proof of death and instructions, in proper form, from each Beneficiary. The death benefit proceeds still remaining to be paid to other Beneficiaries will continue to fluctuate with the investment performance of the Subaccounts you chose, until each Beneficiary has provided us instructions in proper form.

                                      -25-
Ameritas No-Load Variable Annuity

o        IRS Required Distribution Upon Death of Owner
         Upon the Owner's death, the Owner's Beneficiary becomes the new Policy Owner and can determine how to distribute Policy value pursuant to IRS requirements. Until a distribution election is made, the Owner's Beneficiary controls Policy value (right to make transfers, etc.). Federal law requires that if your Policy is tax non-qualified and you, the Owner, die before the Annuity Date, then the entire value of your Policy must be distributed within 5 years of your death. The 5-year rule does not apply to that portion of the proceeds which
(a) is for the benefit of an individual Owner's Beneficiary; and (b) will be paid over the lifetime or the life expectancy of that Owner's Beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. The Statement of Additional Information has a more detailed description of these rules. Other required distribution rules apply to tax-qualified Policies and are described in this prospectus' Appendix B.

         If an Owner of the Policy is a corporation, trust or other non-individual, we treat the primary Annuitant as an Owner for purposes of the IRS required distribution. The "primary Annuitant" is that individual whose life affects the timing or the amount of any death benefit paid under the Policy. A change in the primary Annuitant will be treated as the death of an Owner.

         ANNUITY INCOME BENEFITS

         A primary function of an annuity contract, like this Policy, is to provide annuity payments to the Annuitant. The level of annuity payments is determined by your Policy value, the Annuitant's sex (except where prohibited by law) and age, and the annuity income option selected. All or part of your Policy Cash Surrender Value may be placed under one or more annuity income options.

Annuity payments:
    - require investments to be allocated to our general account, so are not variable.
    -  may be taxable and, if premature, subject to a tax penalty.

         Annuity payments must be made to individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity income option is only effective once we acknowledge it. We may require initial and ongoing proof of the Owner's or Annuitant's age or survival. Unless you specify otherwise, the payee is the Annuitant.

         Payments under the annuity income options are fixed annuity payments based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 3% on an annual basis. We have sole discretion whether or not to pay a higher interest rate for annuity income options 1, 2, or 3 (see below). Current immediate annuity rates for options 4 or 5 for the same class of annuities are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). The guaranteed amounts are based on the 1983 Table "a" Individual Annuity Table projected 17 years, and an interest rate which is guaranteed to yield 3 % on an annual basis. Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the Annuity Date, and does not change.

o        When Annuity Income Payments Begin
         You select the Annuity Date by completing an election form that you can request from us at any time. This date may not be any earlier than the fifth Policy Anniversary. If you do not specify a date, the Annuity Date will be the later of the Policy Anniversary nearest the Annuitant's 85th birthday or the fifth Policy Anniversary. Tax-qualified Policies may require an earlier Annuity Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Date.

o        Selecting an Annuity Income Option
         You choose the annuity income option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice for our receipt at least 30 days before the date annuity payments are scheduled to begin. If no selection is made by then, we will apply the Policy Cash Surrender Value to make annuity payments under annuity income option 4 providing lifetime income payments.

The longer the guaranteed or projected annuity income option period, the lower the amount of each annuity payment.

         If the Annuitant dies before the Annuity Date (and the Policy is in force), the Annuitant's Beneficiary may elect to receive the death benefit under one of the annuity income options (unless applicable law or a settlement agreement dictate otherwise).

o        Annuity Income Options
         Once fixed annuity payments under an annuity income option begin, they cannot be changed. (We may allow the Annuitant or Beneficiary to transfer amounts applied under options 1, 2 or 3 to option 4, 5 or 6 after the Annuity Date. However, we reserve the right to discontinue this practice.) When the Annuitant or Owner dies, we

                                      -26-
Ameritas No-Load Variable Annuity
will pay any unpaid guaranteed payments to the payee's beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

         Note: Unless you elect an annuity income option with a guaranteed period or option 1, it is possible that only one annuity payment would be made under the annuity payout option if the Annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the Annuitant died before the due date of the third annuity payment, etc.

         Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice to not withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

         We may pay your Policy proceeds to you in one sum if they are less than $1,000, or when the annuity income option chosen would result in periodic payments of less than $20. If any annuity payment would be or becomes less than $20, we also have the right to change the frequency of payments to an interval that will result in payments of at least $20. In no event will we make payments under an annuity option less frequently than annually.

         The annuity income options are:
(1) Interest Payment. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.

(2) Designated Amount Annuity. Proceeds are paid in monthly installments of a specified amount over at least a 5-year period until proceeds, with interest, have been fully paid.

(3) Designated Period Annuity. Proceeds are paid in monthly installments for the specified period chosen. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.

(4) Lifetime Income Annuity. Proceeds are paid as monthly income during the Annuitant's life. Variations provide for guaranteed payments for a period of time.

(5) Joint and Last Survivor Lifetime Income Annuity. Proceeds are paid as monthly income during the joint Annuitants' lives and until the last of them dies.

(6)  Lump Sum. Proceeds are paid in one sum.

                                      -27-
Ameritas No-Load Variable Annuity

FEDERAL INCOME TAX MATTERS
--------------------------------------------------------------------------------
         This discussion of how federal income tax laws may affect investment in your variable annuity is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS"). It is NOT intended as tax advice. All information is subject to change without notice. We make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions. You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

         Section 72 of the Internal Revenue Code of 1986, as amended, (the "Code") governs taxation of annuities in general and Code Section 817 provides rules regarding the tax treatment of variable annuities. Other Code sections may also impact taxation of your variable annuity investment and/or earnings.

o        Tax Deferrals During Accumulation Period
         An important feature of variable annuities is tax-deferred treatment of earnings during the accumulation phase. An individual owner is not taxed on increases in the value of a Policy until a withdrawal occurs, either in the form of a non-periodic payment or as annuity payments under the settlement option selected.

o        Taxation of Withdrawals
         Withdrawals are included in gross income to the extent of any allocable income. Any amount in excess of the investment in the Policy is allocable to income. Accordingly, withdrawals are treated as coming first from the earnings, then, only after the income portion is exhausted, as coming from principal.

         If you make a withdrawal, not only is the income portion of such a distribution subject to federal income taxation, but a 10% penalty may apply. However, the penalty does not apply to distributions;
         o  after the taxpayer reaches age 59 1/2;
         o  upon the death of the Owner;
         o  if the taxpayer is defined as totally disabled;
         o as periodic withdrawals that are a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and the beneficiary;
         o  under an immediate annuity; or
         o  under certain other limited circumstances.

o        Taxation of Annuity Payments
         Earnings from a variable annuity are taxable only upon withdrawal and are treated as ordinary income. Generally, the Code provides for the return of your investment in an annuity policy in equal tax-free amounts over the annuity payout period. Fixed annuity payment amounts may be excluded from taxable income based on the ratio of the investment in the Policy to the total expected value of annuity payments. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Policy by the total number of expected payments. The balance of each payment is taxable income. After you recover your investment in the Policy, any payment you receive is fully taxable. (If a variable payment is less than the excludable amount you should contact your tax adviser to determine how to report any investment not recovered.) The taxable portion of any annuity payment is taxed at ordinary income tax rates.

o        Taxation of Death Proceeds
         A death benefit paid under the Policy may be taxable to the beneficiary. The rules on taxation of an annuity apply. Estate taxes may also apply, even if all or a portion of the benefit is subject to federal income taxes. To be treated as an annuity, a Policy must provide that: (1) if an Owner dies: (a) on or after the annuity starting date, and (b) before the entire interest in the Policy is distributed, the balance will be distributed at least as rapidly as under the method being used at the date of death, and (2) if the Owner dies before the annuity starting date, the entire interest must be distributed within five years of death. If distributed in a lump sum, the death benefit amount is taxed in the same manner as a full withdrawal. If the beneficiary is the surviving spouse of the annuitant, then the surviving spouse is considered the annuitant, making it possible to continue deferring taxes on the accrued and future income of the Policy until payments are made to the surviving spouse.

                                      -28-
Ameritas No-Load Variable Annuity

o        Tax Treatment of Assignments and Transfers
         An assignment or pledge of a Policy is treated as a withdrawal. Also, the Code (particularly for tax-qualified plans) and ERISA in some circumstances prohibit such transactions, subjecting them to income tax penalties and additional excise tax. Therefore, you should consult a competent tax adviser if you wish to assign or pledge your Policy.

o        Tax Treatments by Type of Owner
         A Policy held by an entity other than a natural person, such as a corporation, estate or trust, usually is not treated as an annuity for federal income tax purposes. The income on such a Policy is taxable in the year received or accrued by the owner. However, this rule does not apply if the owner is acting as an agent for an individual or is an estate that acquired the Policy as a result of the death of the decedent. Nor does it apply if the Policy is held by certain qualified plans, is held pursuant to a qualified funding trust (structured settlement plan), or if an employer purchased the Policy under a terminated qualified plan. You should consult your tax adviser before purchasing a Policy to be owned by a non-natural person.

o        Annuity Used to Fund Qualified Plan
         The Policy is designed for use with various qualified plans including:
         o  Tax Sheltered Annuities, Code Section 403(b);
         o  Individual Retirement Annuities (IRAs), Code Section 408(b);
         o  Simplified Employee Pension (SEP IRA), Code Section 408(k);
         o  Savings Incentive Match Plans for Employees (SIMPLE IRA),
            Code Section 408(p); and
         o  Roth IRAs, Code Section 408A.

         The Policy will not provide additional tax deferral benefits if it is used to fund a tax-deferred qualified plan. However, Policy features and benefits other than tax deferral may make it an appropriate investment for a qualified plan. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity. Tax rules for qualified plans are very complex and vary according to the type and terms of the plan, as well as individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Policy issued under a qualified plan.

         The income on tax sheltered annuity (TSA) and individual retirement annuity (IRA) investments is tax deferred; therefore, any income on variable annuities held by such plans does not receive an additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity as a TSA or IRA. Tax qualified annuities may be purchased as investments for:
     o    Tax Sheltered Annuities, Code Section 403(b);
     o    Individual Retirement Annuities (IRAs), Code Section 408(b);
     o    Simplified Employee Pension (SEP IRA), Code Section 408(k);
     o Savings Incentive Match Plans for Employees (SIMPLE IRA), Code Section 408(p); and
     o    Roth IRAs, Code Section 408A.

                                      -29-
Ameritas No-Load Variable Annuity

The Company reserves the right to limit the availability of the Policy for use with any of the plans listed above or to modify the Policy to conform to tax requirements. Some retirement plans are subject to requirements that we have not incorporated into our administrative procedures. Unless we specifically consent, we are not bound by plan requirements to the extent that they conflict with the terms of the Policy

o        Tax Impact on Account Value

         Certain Policy credits are treated as taxable "earnings" and not "investments" for tax purposes. Taxable earnings are considered paid out first, followed by the return of your premiums (investment amounts).

         The Company reserves the right to limit the availability of the Policy for use with any of the plans listed above or to modify the Policy to conform to tax requirements. Some retirement plans are subject to requirements that we have not incorporated into our administrative procedures. Unless we specifically consent, we are not bound by plan requirements to the extent that they conflict with the terms of the Policy.




                                      -30-
Ameritas No-Load Variable Annuity

MISCELLANEOUS
--------------------------------------------------------------------------------
         ABOUT OUR COMPANY

         Ameritas Life Insurance Corp. ("Ameritas") issues the Policy described in this prospectus and is responsible for providing each Policy's insurance and annuity benefits. We are a mutual life insurance company organized under the insurance laws of the State of Nebraska - Nebraska's first insurance company - in business since 1887. We are engaged in the business of issuing individual life insurance, annuities and group dental and vision insurance, retirement plans and 401(k) plans throughout the United States, except the State of New York. We are an indirect wholly owned subsidiary of UNIFI Mutual Holding Company. Our address is 5900 "O" Street, Lincoln, Nebraska, 68510. (See the TABLE OF CONTENTS page of this prospectus, or the cover page or last page for information on how to contact us.)

         Ameritas relies on the exemption provided by Rule 12h-7 to file reports under the Securities Exchange Act of 1934.

          DISTRIBUTION OF THE POLICIES

         Ameritas Investment Corp. ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510, an indirect majority-owned subsidiary of UNIFI Mutual Holding Company, our ultimate parent company, is the principal underwriter of the Policies. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors, and will also be licensed as insurance agents to sell variable insurance products. AIC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the the Financial Industry Regulatory Authority ("FINRA"). There is no premium load to cover sales and distribution expenses. All compensation or expense reimbursement received by AIC for serving as principal underwriter of the Policies will be paid by us from our other assets or surplus in our general account, which may include profits derived from mortality and expense risk charges and other charges made under the Policies. Policies can be purchased directly from us through our direct consumer services, with salaried employees who are registered representatives of AIC and who will not receive compensation related to the purchase.

         The Policies are also sold by individuals who are registered representatives of AIC or other broker-dealers. In these situations, we may pay AIC at a rate of up to 0.05% of all premium received, and other broker-dealers at a rate of up to 0.50% of premium plus an asset based administrative compensation of 0.10% (annualized).

         VOTING RIGHTS

         As required by law, we will vote the Subaccount shares in the underlying portfolios at regular and special shareholder meetings of the series funds pursuant to instructions received from persons having voting interests in the underlying portfolios. The underlying portfolios may not hold routine annual shareholder meetings.

         If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote the shares attributable to your Policy in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. It is possible that a small number of Policy owners can determine the outcome of a voting proposal.

         LEGAL PROCEEDINGS

         As of the date of this Prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.

                                      -31-
Ameritas No-Load Variable Annuity

APPENDIX A: Accumulation Unit Values

         The following table shows Accumulation Unit values at the beginning and end of the periods indicated and the number of Accumulation Units outstanding for each Subaccount variable investment option portfolio at the end of the periods indicated. The financial statements of the Subaccounts can be found in the Statement of Additional Information. (See the cover and back page to learn how to get a copy of the Statement of Additional Information.)


                                     -A:1-
Ameritas No-Load Variable Annuity 4080                        Accumulation Units

                                     -A:2-
Ameritas No-Load Variable Annuity 4080                        Accumulation Units

                                     -A:3-
Ameritas No-Load Variable Annuity 4080                        Accumulation Units

                                     -A:4-
Ameritas No-Load Variable Annuity 4080                        Accumulation Units

-------------------------------------------------- -------- ---------------- ----------------- -----------------------
                                                               Value($) at                           Number (#) of
                                                              Beginning of      Value ($) at       Accumulation Units
     Subaccount (date Subaccount was added           Year      First Year       End of Year          At End of Year
               to the Policy)                                    Listed         December 31           (December 31)
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
AMERICAN CENTURY INVESTMENTS
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
   American Century VP International Fund, Class     2008           10.39               5.940                     0
I (05/01/2008)                                       2009                               7.728                 1,450
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
   American Century VP Mid Cap Value Fund, Class     2008           12.97               9.747                10,333
I (05/01/2008)                                       2009                              12.597                12,461
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
CALVERT VARIABLE PRODUCTS, INC.  (Summit Mutual Funds, Inc. prior to 5/1/10)
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
   Calvert VP EAFE International Index Portfolio     2009              NA                  NA                    NA
(5/1/2010)
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
(Summit EAFE International Index Portfolio prior
to 5/1/10)
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
   Calvert VP Natural Resources Portfolio            2008           64.98              36.365                 1,006
(05/01/2008) (Summit Natural Resources Portfolio     2009                              47.404                10,121
prior to 5/1/10)
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
   Calvert VP S&P 500 Portfolio (12/12/2008)         2008           57.79              59.401                 2,916
(Summit S&P 500 Index Portfolio prior to 5/1/10)     2009                              74.500                 3,028
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
   Calvert VP MidCap 400 Portfolio -                 2009              NA                  NA                    NA
(05/01/2010) (Summit S&P MidCap 400  Index
Portfolio prior to 5/1/10)
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
   Calvert VP SRI Large Cap Value (12/12/2008)       2008           48.44              49.807                 2,087
(Summit Zenith Portfolio prior to 5/1/10)            2009                              62.117                 1,913
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
CALVERT VARIABLE SERIES, INC.
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
   Calvert VP SRI Balanced Portfolio (05/01/2000)    2000            2.18               2.093                 7,016
(CVS Social Balanced Portfolio prior to 5/1/10)      2001                               1.935                24,259
Portfolio                                            2002                               1.691                81,158
                                                     2003                               2.006               114,772
                                                     2004                               2.160               183,833
                                                     2005                               2.270               198,390
                                                     2006                               2.456               220,640
                                                     2007                               2.509               241,723
                                                     2008                               1.714               114,010
                                                     2009                               2.136               106,320
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
   Calvert VP Small Cap Growth Portfolio             2000           56.27              40.420                     0
(05/01/2000)                                         2001                              29.298                   787
(Ameritas Small Capitalization Portfolio             2002                              18.867                 5,937
5/1/2010)                                            2003                              26.062                 3,543
                                                     2004                              26.526                 5,844
                                                     2005                              27.074                 1,467
                                                     2006                              32.462                 3,586
                                                     2007                              36.093                 6,448
                                                     2008                              22.612                29,103
                                                     2009                              30.309                13,344
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
   Calvert VP SRI Strategic Portfolio                2008           19.13              12.206                   450
(05/01/2008)                                         2009                              17.412                 1,512
(Ameritas Core Strategies Portfolio prior to
5/1/10)
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
DWS INVESTMENTS VIT FUNDS
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
   DWS Small Cap Index VIP Class A (05/01/2000)      2000           11.92              11.159                   292
                                                     2001                              11.332                 1,552
                                                     2002                               8.949                14,641
                                                     2003                              13.032                25,279
                                                     2004                              15.263                71,810
                                                     2005                              15.826                87,077
                                                     2006                              18.493                69,169
                                                     2007                              18.042                57,376
                                                     2008                              11.820                 7,599
                                                     2009                              14.879                 8,760
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
DWS VARIABLE SERIES I
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
   DWS Health Care VIP Portfolio, Class A            2008           11.75               9.426                 4,837
(05/01/2008)                                         2009                              11.455                   369
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
DWS VARIABLE SERIES II
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
   DWS Dreman Small Mid Cap Value VIP Portfolio,     2008           11.39               7.903                 5,362
Class A (05/01/2008)                                 2009                              10.194                78,206
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
   DWS Global Thematic VIP Portfolio, Class A        2008           10.93               5.840                     0
(05/01/2008)                                         2009                               8.240                     0
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
   Fidelity(R) VIP Contrafund(R), Service Class      2000           25.40              23.567                 1,139
(05/01/2000)                                         2001                              20.526                 3,550
                                                     2002                              18.490                 8,659
                                                     2003                              23.604                29,564
                                                     2004                              27.075                44,592
-------------------------------------------------- -------- ---------------- ----------------- -----------------------

                                     -A:5-
Ameritas No-Load Variable Annuity 4080                        Accumulation Units

-------------------------------------------------- -------- ---------------- ----------------- -----------------------
                                                               Value($) at                           Number (#) of
                                                              Beginning of      Value ($) at       Accumulation Units
     Subaccount (date Subaccount was added           Year      First Year       End of Year          At End of Year
               to the Policy)                                    Listed         December 31           (December 31)
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
                                                     2005                              31.464               105,776
                                                     2006                              34.919               371,194
                                                     2007                              40.807               217,488
                                                     2008                              23.289               229,913
                                                     2009                              31.422               159,662
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
   Fidelity(R) VIP High Income, Service Class        2000           10.05               8.150                     0
(05/01/2000)                                         2001                               6.380                     0
                                                     2002                               5.904               288,530
                                                     2003                               7.456               816,096
                                                     2004                               8.117               997,681
                                                     2005                               8.277               950,658
                                                     2006                               9.152               427,486
                                                     2007                               9.343               233,765
                                                     2008                               6.963                95,260
                                                     2009                               9.956                67,609
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
   Fidelity(R) VIP Investment Grade Bond, Initial    2000           11.50              12.541                 1,305
Class (05/01/2000)                                   2001                              13.581                 5,292
                                                     2002                              14.904                22,324
                                                     2003                              15.594                 9,808
                                                     2004                              16.200                57,536
                                                     2005                              16.464                78,410
                                                     2006                              17.087                76,920
                                                     2007                              17.731                74,586
                                                     2008                              17.061                12,132
                                                     2009                              19.636                16,235
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
   Fidelity(R) VIP Mid Cap, Service Class            2000           18.02              20.219                10,024
(05/01/2000)                                         2001                              19.419                13,942
                                                     2002                              17.402                17,011
                                                     2003                              23.975                28,061
                                                     2004                              29.751               263,270
                                                     2005                              34.975               170,540
                                                     2006                              39.163                52.554
                                                     2007                              44.980                36,668
                                                     2008                              27.060                29,289
                                                     2009                              37.680                29,568
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
   Fidelity(R) VIP Strategic Income Portfolio,       2008           10.77               9.481                 4,634
Initial Class (05/01/2008)                           2009                              12.260                10,393
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
TRUST
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
   Templeton Global Bond Securities Fund, Class      2008           15.06              17.698                 3,037
2 (05/01/2008)                                       2009                              20.889                13,643
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
INVESCO VARIABLE INSURANCE FUNDS
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
   Invesco V.I. Financial Services Fund, Series I    2001           12.85              12.430                 1,489
   (05/01/2001)                                      2002                              10.520                 1,877
(AIM V.I. Financial Services Fund, Series I          2003                              13.558                 5,048
prior to 5/1/10)                                     2004                              14.654                 5,630
                                                     2005                              15.435                 7,314
                                                     2006                              17.874                 6,562
                                                     2007                              13.827                 2,821
                                                     2008                               5.577                 5,955
                                                     2009                               7.068                 8,164
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
   Invesco V.I. Global Health Care Fund, Series I    2001           17.78              18.199                 5,716
   (05/01/2001)                                      2002                              13.674                 5,381
(AIM V.I. Global Health Care Fund, Series I          2003                              17.378                10,701
prior to 5/1/10)                                     2004                              18.591                 6,295
                                                     2005                              19.996                 5,503
                                                     2006                              20.928                 4,226
                                                     2007                              23.280                 3,343
                                                     2008                              16.526                 3,345
                                                     2009                              20.984                 2,252
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
   Invesco V.I. International Growth Fund,           2008           31.91              19.979                 2,841
Series I (05/01/2008)                                2009                              26.872                 3,052
(AIM V. I. International Growth Fund, Series I
prior to 5/1/10)
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
   Invesco V.I. Leisure Fund, Series I               2008           12.11               5.020                     0
(05/01/2008)                                         2009                               6.550                     0
(AIM V. I. Leisure Fund, Series I prior to
5/1/10)
-------------------------------------------------- -------- ---------------- ----------------- -----------------------

                                     -A:6-
Ameritas No-Load Variable Annuity 4080                        Accumulation Units

-------------------------------------------------- -------- ---------------- ----------------- -----------------------
                                                               Value($) at                           Number (#) of
                                                              Beginning of      Value ($) at       Accumulation Units
     Subaccount (date Subaccount was added           Year      First Year       End of Year          At End of Year
               to the Policy)                                    Listed         December 31           (December 31)
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
   Invesco V.I. Technology Fund, Series I            2001           21.57              15.317                 5,212
(05/01/2001)                                         2002                               8.097                 2,286
(AIM V. I. Technology Fund, Series I prior to        2003                              11.701                 5,429
5/1/10)                                              2004                              12.175                 9,651
                                                     2005                              12.372                16,526
                                                     2006                              13.594                10,137
                                                     2007                              14.561                 7,649
                                                     2008                               8.036                 5,699
                                                     2009                              12.580                 5,969
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
MFS(R) VARIABLE INSURANCE TRUSTSM
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
   MFS(R) Research International Series,             2008           15.06               8.860                 1,284
Initial Class (05/01/2008)                           2009                              11.530                   808
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
   MFS(R) Utilities Series, Initial Class            2008           28.69              18.182                 3,468
(05/01/2008)                                         2009                              24.089                 1,624
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
   Neuberger Berman AMT Balanced Portfolio,          2000           28.11              26.421                 6,429
Class I (01/22/1997)                                 2001                              22.750                 6,677
                                                     2002                              18.745                 5,726
                                                     2003                              21.677                 6,263
                                                     2004                              23.565                38,806
                                                     2005                              25.589                19,254
                                                     2006                              28.164                18,422
                                                     2007                              32.380                17,328
                                                     2008                              19.596                15,766
                                                     2009                              23.867                15,817
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
   Neuberger Berman AMT Growth Portfolio, Class      2000           52.56              45.560                 6,001
I (01/22/1997)                                       2001                              31.532                 6,120
                                                     2002                              21.586                 7,445
                                                     2003                              28.210                 5,083
                                                     2004                              32.713                 9,741
                                                     2005                              36.926                 6,346
                                                     2006                              41.891                 4,728
                                                     2007                              51.116                 7,427
                                                     2008                              28.631                 4,640
                                                     2009                              37.118                 2,512
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
   Neuberger Berman AMT Partners Portfolio,          2000           22.34              22.565                27,205
Class I (01/22/1997)                                 2001                              21.792                26,791
                                                     2002                              16.440                24,552
                                                     2003                              22.088                23,147
                                                     2004                              26.135                23,615
                                                     2005                              30.683                41,916
                                                     2006                              34.251                25,926
                                                     2007                              37.243                18,981
                                                     2008                              17.633                46,309
                                                     2009                              27.370                41,135
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
   Neuberger Berman AMT Regency Portfolio, Class     2008           15.76               8.600                     0
I (05/01/2008                                        2009                              12.556                   923
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
   Neuberger Berman AMT Short Duration Bond          2000           15.52              16.481                21,626
Portfolio, Class I(01/22/1997)                       2001                              17.818                11,857
                                                     2002                              18.667                 5,653
                                                     2003                              19.014                15,429
                                                     2004                              19.058                15,003
                                                     2005                              19.227                18,688
                                                     2006                              19.926                12,235
                                                     2007                              20.762                11,367
                                                     2008                              17.875                 9,992
                                                     2009                              20.146                 1,612
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
PIMCO
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
   PIMCO CommodityRealReturn(R) (05/01/2009)         2009            7.31               9.819                 6,552
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
   PIMCO Total Return Portfolio, Administrative      2009           10.49              11.463                53,873
Class (05/01/2009)
-------------------------------------------------- -------- ---------------- ----------------- -----------------------

                                     -A:7-
Ameritas No-Load Variable Annuity 4080                        Accumulation Units

-------------------------------------------------- -------- ---------------- ----------------- -----------------------
                                                               Value($) at                           Number (#) of
                                                              Beginning of      Value ($) at       Accumulation Units
     Subaccount (date Subaccount was added           Year      First Year       End of Year          At End of Year
               to the Policy)                                    Listed         December 31           (December 31)
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
RYDEX VARIABLE TRUST
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
   Rydex Government Long Bond 1.2x Strategy          2000           10.02              12.101                19,736
Fund  (05/01/1999)                                   2001                              12.034                 5,690
                                                     2002                              14.200                23,309
                                                     2003                              14.034                 2,057
                                                     2004                              15.131                 1,825
                                                     2005                              16.210                30,759
                                                     2006                              15.615                27,604
                                                     2007                              17.046                25,384
                                                     2008                              24.556                10,907
                                                     2009                              16.718                 7,447
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
   Rydex Inverse S&P 500 Strategy Fund               2000            5.41               6.189                 4,136
(05/01/1999)                                         2001                               7.074                 9,659
                                                     2002                               8.558                27,540
                                                     2003                               6.499                19,281
                                                     2004                               5.803                36,374
                                                     2005                               5.727               155,132
                                                     2006                               5.268                40,793
                                                     2007                               5.283               111,985
                                                     2008                               7.316                85,486
                                                     2009                               5.271               113,660
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
   Rydex NASDAQ-100(R)  Strategy Fund (05/01/1999)   2000           40.17              24.107                29,501
                                                     2001                              15.529                35,649
                                                     2002                               9.442                36,498
                                                     2003                              13.656                56,178
                                                     2004                              14.851               279,555
                                                     2005                              14.934               317,244
                                                     2006                              15.710               263,799
                                                     2007                              18.408                23,116
                                                     2008                              10.634                 9,822
                                                     2009                              16.075                 9,114
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
   Rydex Nova Fund (05/01/1999)                      2000           18.25              14.675                35,055
                                                     2001                              11.145                28,887
                                                     2002                               7.123                23,593
                                                     2003                               9.861                70,894
                                                     2004                              11.241               880,971
                                                     2005                              11.623               430,560
                                                     2006                              13.787               362,180
                                                     2007                              13.866                38,879
                                                     2008                               6.278                55,621
                                                     2009                               8.460                36,190
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
   Rydex Precious Metals Fund (05/01/1999)           2000            5.374              4.273                53,816
                                                     2001                               4.798                60,964
                                                     2002                               6.947               115,606
                                                     2003                               9.736               162,986
                                                     2004                               8.306               140,385
                                                     2005                               9.986               142,403
                                                     2006                              12.059               129,996
                                                     2007                              14.338               143,213
                                                     2008                               8.760               184,338
                                                     2009                              13.003               167,184
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
T. ROWE PRICE EQIUTY SERIES, INC.
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
   T. Rowe Price Blue Chip Growth Portfolio          2008           11.12               6.767                 2,952
(05/01/2008)                                         2009                               9.569               118,014
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
THIRD AVENUE VARIABLE SERIES TRUST
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
   Third Avenue Value (05/01/2001)                   2001           16.50              17.228                10,041
                                                     2002                              15.296                13,798
                                                     2003                              21.684                62,363
                                                     2004                              25.855               168,797
                                                     2005                              29.475               281,122
                                                     2006                              33.940               143,090
                                                     2007                              32.132               196,234
                                                     2008                              18.004               213,263
                                                     2009                              26.026               150,046
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
THE UNIVERSAL INSTITUTIONAL FUNDS
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
   UIF Emerging Markets Equity Portfolio, Class      2008           22.85              10.490                 1,496
I (05/01/2008                                        2009                              17.719                23,927
-------------------------------------------------- -------- ---------------- ----------------- -----------------------

                                     -A:8-
Ameritas No-Load Variable Annuity 4080                        Accumulation Units

-------------------------------------------------- -------- ---------------- ----------------- -----------------------
                                                               Value($) at                           Number (#) of
                                                              Beginning of      Value ($) at       Accumulation Units
     Subaccount (date Subaccount was added           Year      First Year       End of Year          At End of Year
               to the Policy)                                    Listed         December 31           (December 31)
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
VANGUARD(R) VARIABLE INSURANCE FUND
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
   Vanguard(R) Diversified Value Portfolio           2001           11.36              10.638                 3,188
(05/01/2001)                                         2002                               9.073                 4,864
                                                     2003                              11.832                23,492
                                                     2004                              14.175               153,437
                                                     2005                              15.171               209,072
                                                     2006                              17.937               233,941
                                                     2007                              18.540               363,030
                                                     2008                              11.774               293,251
                                                     2009                              14.862               258,234
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
   Vanguard Equity Income Portfolio (05/01/2001)     2001           20.48              19.723                   750
                                                     2002                              16.915                 4,147
                                                     2003                              20.934                18,830
                                                     2004                              23.592                60,232
                                                     2005                              24.434                92,040
                                                     2006                              29.330               149,105
                                                     2007                              30.492               205,548
                                                     2008                              20.950               212,466
                                                     2009                              24.330               189,035
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
   Vanguard Equity Index Portfolio (05/01/2001)      2001           32.71              29.809                 9,766
                                                     2002                              23.092                12,556
                                                     2003                              29.504                63,356
                                                     2004                              32.512                53,526
                                                     2005                              33.885                64,640
                                                     2006                              38.994                86,663
                                                     2007                              40.867               145,388
                                                     2008                              25.631               145,780
                                                     2009                              32.232               122,278
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
   Vanguard(R) Growth (05/01/2001)                   2001           17.12              14.321                 1,154
                                                     2002                               9.130                 2,088
                                                     2003                              11.453                 5,120
                                                     2004                              12.216                19,449
                                                     2005                              13.545                59,467
                                                     2006                              13.729                46,010
                                                     2007                              15.049                41,326
                                                     2008                               9.321                28,880
                                                     2009                              12.520                22,051
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
   VIF Vanguard(R) High Yield Bond (05/01/2001)      2001            8.66               8.561                 7,003
                                                     2002                               8.646                15,464
                                                     2003                              10.049                58,993
                                                     2004                              10.846                85,431
                                                     2005                              11.083               149,261
                                                     2006                              11.934               112,370
                                                     2007                              12.101               104,549
                                                     2008                               9.393                24,604
                                                     2009                              12.970                29,469
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
   Vanguard(R) International (05/01/2001)            2001           14.16              12.324                 3,450
                                                     2002                              10.140                14,952
                                                     2003                              13.602                42,822
                                                     2004                              16.155               120,638
                                                     2005                              18.687               271,276
                                                     2006                              23.556               247,720
                                                     2007                              27.506               267,444
                                                     2008                              15.068               197,741
                                                     2009                              21.397               166,122
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
   Vanguard(R) Mid-Cap Index (05/01/2001)            2001           13.28              13.210                 4,502
                                                     2002                              11.214                 4,869
                                                     2003                              14.951                33,814
                                                     2004                              17.890                45,218
                                                     2005                              20.279                50,389
                                                     2006                              22.942                42,878
                                                     2007                              24.217                42,994
                                                     2008                              14.013                30,653
                                                     2009                              19.563                29,504
-------------------------------------------------- -------- ---------------- ----------------- -----------------------

                                     -A:9-
Ameritas No-Load Variable Annuity 4080                        Accumulation Units

-------------------------------------------------- -------- ---------------- ----------------- -----------------------
                                                               Value($) at                           Number (#) of
                                                              Beginning of      Value ($) at       Accumulation Units
     Subaccount (date Subaccount was added           Year      First Year       End of Year          At End of Year
               to the Policy)                                    Listed         December 31           (December 31)
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
   Vanguard(R) Money Market (05/01/2001)             2001            1.00               1.017             3,747,844
                                                     2002                               1.029            12,311,291
                                                     2003                               1.034            15,664,418
                                                     2004                               1.041            16,560,178
                                                     2005                               1.069            18,042,799
                                                     2006                               1.116            17,036,318
                                                     2007                               1.168            16,661,411
                                                     2008                               1.195            11,272,465
                                                     2009                               1.195             7,218,166
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
   Vanguard(R) REIT Index (05/01/2001)               2001           11.84              13.001                 1,754
                                                     2002                              13.388                 9,441
                                                     2003                              18.039               242,740
                                                     2004                              23.414                86,135
                                                     2005                              26.043                57,024
                                                     2006                              34.948                63,891
                                                     2007                              28.986                40,096
                                                     2008                              18.089                39,629
                                                     2009                              23.234                35,612
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
   Vanguard(R) Small Company Growth (05/01/2001)     2001           15.47              16.384                14,257
                                                     2002                              12.379                11,914
                                                     2003                              17.369                25,276
                                                     2004                              19.916                30,773
                                                     2005                              21.047                44,370
                                                     2006                              23.070                39,720
                                                     2007                              23.807                29,428
                                                     2008                              14.331                18,922
                                                     2009                              19.865                17,124
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
   Vanguard(R) Total Bond Market Index (05/01/2001)  2001           10.75              11.252                 6,720
                                                     2002                              12.121                17,899
                                                     2003                              12.540                20,081
                                                     2004                              12.995                 57,32
                                                     2005                              13.235               168,089
                                                     2006                              13.729               165,235
                                                     2007                              14.607               185,605
                                                     2008                              15.287               248,542
                                                     2009                              16.107               187,958
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
WELLS FARGO
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
   Wells Fargo Advantage VT Discovery FundSM         2005           12.38              14.283                16,959
(04/08/2005)                                         2006                              16.285                20,286
                                                     2007                              19.811                18,963
                                                     2008                              10.963                20,528
                                                     2009                              15.297                16,399
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
   Wells Fargo Advantage VT Opportunity FundSM       2000           35.56              38.288                23,216
(01/22/1997)                                         2001                              36.643                24,908
                                                     2002                              26.668                22,278
                                                     2003                              36.339                16,729
                                                     2004                              42.725                20,682
                                                     2005                              45.842                17,405
                                                     2006                              51.163                12,124
                                                     2007                              54.277                12,901
                                                     2008                              32.335                10,187
                                                     2009                              47.509                 9,731
-------------------------------------------------- -------- ---------------- ----------------- -----------------------

                                     -A:10-
Ameritas No-Load Variable Annuity 4080                        Accumulation Units

APPENDIX B: Tax-Qualified Plan Disclosures

---------------------------------------------- ---------------------------------
DISCLOSURE SUMMARY                             For annuity policies issued as a:
                                               |    Regular IRA
AMERITAS LIFE INSURANCE CORP.                  |    SEP IRA
                                               |    SIMPLE IRA
                                               |    Roth IRA
---------------------------------------------- ---------------------------------

The Internal Revenue Service (IRS) requires us to provide you this disclosure statement. This Disclosure Statement explains the rules governing your Individual Retirement Account (IRA). The disclosure reflects our current understanding of the law, but for personal tax advice you should consult a lawyer or other licensed tax expert to learn how the applicable tax laws apply to your situation. This Disclosure Summary is NOT intended as, nor does it constitute, legal or tax advice. For further information about IRAs, contact any district office of the IRS, or consult IRS Publication 590: Individual Retirement Arrangements.

If you have any questions about your Policy, please contact us at the address and telephone number shown below.

YOUR RIGHT TO CANCEL
--------------------
You may cancel your IRA within seven days after the date you receive this disclosure statement. To revoke your plan and receive a refund for the amount paid for your IRA, you must send a signed and dated Written Notice to cancel your Policy no later than the seventh day after issuance to us at:
                          Ameritas Life Insurance Corp.
                   Service Center, Attn: Annuity Service Team
                                 P.O. Box 82550
                                Lincoln, NE 68501
                            Telephone 1-800-745-1112

Your revocation will be effective on the date of the postmark (or certification or registration, if applicable), if sent by United States mail, properly addressed and by first class postage prepaid. After seven days following receipt of this Disclosure Statement, you cannot cancel.

PROVISIONS OF IRA LAW
---------------------
This disclosure is applicable when our variable annuity Policy is used for a Regular IRA, Spousal IRA, Rollover IRA, or a Roth IRA. Additionally, this disclosure provides basic information for when our variable annuity Policy is used for a Simplified Employee Pension (SEP)-IRA, or Savings Incentive Match Plan for Employees (SIMPLE)-IRA. A separate Policy must be purchased for each individual under each arrangement/plan. While Internal Revenue Code ("IRC") provisions for IRAs are similar for all such arrangements/plans, certain differences are set forth below.

REGULAR IRA
-----------
Eligibility
You are eligible to establish a Regular IRA if you are younger than age 70 1/2 and if, at any time during the year, you receive compensation or earned income that is includible in your gross income. Your spouse may also establish a "spousal IRA" that you may contribute to out of your compensation or earned income for any year before the year in which your spouse reaches age 70 1/2. To contribute to a spousal IRA, you and your spouse must file a joint tax return for the taxable year.

Additionally, regardless of your age, you may transfer funds from another IRA or certain qualified plans to a "Rollover IRA," which is described below.

Annual Contribution Limits
You may make annual contributions to a Regular IRA of up to the Annual Contribution Limit of $5,000 in 2010 or 100% of your earned income (compensation), whichever is less. If you are age 50 or older, the Annual Contribution Limits are increased by $1,000, so long as your earned income or compensation is greater than the Annual Contribution Limit. Beginning after 2009, the Annual Contribution Limits will be increased by the IRS to reflect inflation.

If you and your spouse both work and have compensation that is includible in your gross income, each of you can annually contribute to a separate Regular IRA up to the lesser of the Annual Contribution Limit or 100% of your compensation or earned income. However, if one spouse earns less than the Annual Contribution limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal IRA. The total contributions

Ameritas Life Insurance Corp.        -B:1-         Tax Qualified Plan Disclosure
to both IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The combined limit on contributions to both Regular and Roth IRAs for a single calendar year for you may not exceed the Annual Contribution Limit (or twice the Annual Contribution Limit for a couple filing jointly).

Distributions from another IRA or certain other qualified plans may be "rolled over" into a Regular IRA and such rollover contributions are not limited by this annual maximum.

Contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your tax return must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

The amount of permissible contributions may or may not be tax-deductible depending on whether you are an active participant in an employer sponsored retirement plan and whether your adjusted gross income ("AGI") is above the phase-out level.

Deductibility of Contributions
Contributions made for the tax year are fully deductible if neither you nor your spouse (if married) is an active participant in an employer-sponsored retirement plan (including qualified pension, profit sharing, stock bonus, 401(k), or 403(b) plans, SEP plans, SIMPLE IRA, SIMPLE 401(k) plans, and certain governmental plans for any part of such year.

If you are an active participant in an employer sponsored retirement plan you may make deductible contributions if your Adjusted Gross Income (AGI) is below a threshold level of income. For single taxpayers and married taxpayers (who are filing jointly and are both active participants) the available deduction is reduced proportionately over a phaseout range. If you are married and an active participant in an employer retirement plan, but file a separate tax return from your spouse, your deduction is phased out between $0 and $10,000 of AGI.

Active participants with income above the phaseout range are not entitled to an IRA deduction. The phaseout limits are as follows:

         Married Filing Jointly     Single/Head of Household
         ----------------------     ------------------------
Year          AGI                     AGI
2010     $89,000 - $ 109,000     $56,000 - $66,000

If you are not an active participant in an employer sponsored plan, but your spouse is an active participant, you may take a full deduction for your IRA contribution (other than to a Roth IRA) if your AGI is below $167,000 and the deductible contribution for you is phased out between $167,000 and $177,000 of AGI.

Even if you will not be able to deduct the full amount of your Regular IRA contribution, you can still contribute up to the Annual Contribution Limit with all or part of the contribution being non-deductible. The combined total must not exceed your Annual Contribution Limit. Any earnings on all your Regular IRA contributions accumulate tax-free until you withdraw them.

Excess Contributions
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Regular IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

     You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.

     If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Distributions From Your Regular IRA During Your Life
You may take distributions from your Regular IRA at any time. However, there is a 10% premature distribution tax on the amount includible in your gross income if distributed prior to you attaining age 59 1/2, unless: (1) the distributions made to a beneficiary on or after the Owner's death; (2) distribution is made because of your permanent disability; (3) the distribution is part of a series of substantially equal periodic payments (made at least annually) that do not exceed the life expectancy of you and your designated beneficiary; (4) the distribution is made for medical expenses which exceed 7.5% of your adjusted gross income; (5) the distribution is made to purchase health insurance for the individual and/or his or her spouse and dependents if he or she: (a) has received unemployment compensation for 12 consecutive weeks or more; (b) the distributions are made during the tax year that the unemployment compensation is paid or the following tax year; and (c) the individual has not been re-employed for 60 days or more; (6) the distribution is made for certain qualified higher education expenses of the taxpayer, the taxpayer's spouse, or any child or grandchild of the taxpayer or the taxpayer's spouse; (7) the distribution is made for the qualified first-time home buyer expenses (up to a lifetime maximum of $10,000) incurred by you or your spouse or a child, grandchild, parent or grandparent of you or your spouse; (8) distributions to satisfy a levy issued by the IRS; or (9) as a qualified reservist distribution. Generally, the part of a distribution attributable to non-deductible contributions is not includable in income and is not subject to the 10% penalty.

When you reach age 70 1/2 you must elect to receive Required Minimum Distributions no later than April 1 following the year in which you reach age 70 1/2 whether or not you have retired (Required Beginning Date). There is a minimum amount which you must withdraw by the Required Beginning Date and by each December 31 thereafter. You should consult with your own tax or financial adviser with regard to the calculation of the amount of your minimum distribution each year to make sure this requirement is met. Failure to take the Required Minimum Distribution could result in an additional tax of 50% of the amount not taken.

Distributions From Your Regular IRA After Your Death
If you die before all the funds in your Regular IRA have been distributed, the remaining funds will be distributed to your

Ameritas Life Insurance Corp.        -B:2-         Tax Qualified Plan Disclosure
designated beneficiary as required below and as selected by such beneficiary.*

If you die before the Required Beginning Date, your designated beneficiary must withdraw the funds remaining as follows: 1) distributed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs; or 2) distributed over the life or life expectancy of the named beneficiary and must begin on or before December 31 of the calendar year following the year of your death. However, if the named beneficiary is your spouse; payments may begin before December 31 of the calendar year in which you would have reached age 70 1/2. If you did not designate a proper beneficiary, the funds remaining shall be distributed within five years after your death.

If you die after Required Minimum Distribution payments have begun, your designated beneficiary must select to have the remaining amount of your Regular IRA distributed over the longer of 1) the beneficiary's life expectancy or 2) your remaining life expectancy beginning no later than December 31 of the calendar year following the year of your death. If you do not designate a proper beneficiary, your interest is distributed over your remaining life expectancy.

Your surviving spouse, if the sole beneficiary, may elect to treat your Regular IRA as his or her own Regular IRA.*

Tax Consequences
Amounts paid to you or your beneficiary from your Regular IRA are taxable as ordinary income, except that you recover your nondeductible Regular IRA contributions tax-free.

If a minimum distribution is not made from your IRA for a tax year in which it is required, the excess of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 50%.

Tax-Free Rollovers
Under certain circumstances, you, your spouse, or your former spouse (pursuant to a qualified domestic relations order) may roll over all or a portion of your distribution from another Regular IRA, a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, governmental 457 plan, or SIMPLE plan into a Regular IRA. Such an event is called a Rollover and is a method for accomplishing continued tax deferral on otherwise taxable distributions from said plans. Rollover contributions are not subject to the contribution limits on Regular IRA contributions, but also are not tax deductible.

There are two ways to make a Rollover to your IRA:

1. Participant Rollovers are accomplished by contributing part or all of the eligible distribution (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution.

Participant Rollover amounts are subject to a mandatory 20% federal income tax withholding except Participant Rollovers from another Regular IRA. Regular IRA to Regular IRA Rollovers are limited to one per distributing plan per 12 month period. However, you may transfer Regular IRA assets to another Regular IRA (where you do not directly receive a distribution) and such transfers are not subject to this limitation. Distributions from a SIMPLE IRA may not be rolled over or transferred to an IRA (which isn't a SIMPLE IRA) during the 2-year period following the date you first participate in any SIMPLE Plan maintained by your employer.

2. Direct Rollovers are made by instructing the plan trustee, custodian, or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA. Direct Rollover amounts are not subject to mandatory federal income tax withholding.

Certain distributions are not considered to be eligible for Rollover and include:
     a. distributions which are part of a series of substantially equal periodic payments (made at least annually) for 10 years or more;
     b. required minimum distributions made during or after the year you reach age 70 1/2;
     c.   any hardship distributions made under the terms of the plan; and
     d. amounts in excess of the cash (except for certain loan offset amounts) or in excess of the proceeds from the sale of property distributed.

Under certain circumstances, you may roll over all or a portion of your eligible distribution from your Regular IRA to a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, or governmental 457 (No Regular IRA Rollovers to Simple IRAs are allowed). However, you may not roll after-tax contributions from your Regular IRA to a 401(a), 401(k) plan, 403(b) plan, or governmental 457 plan.

For rules applicable to rollovers or transfers to Roth IRAs, see the paragraphs on Roth IRA, next page.

SEP IRA

A SEP Plan allows self-employed people and small business owners to establish SEP IRAs for the business owner and eligible employees, if any. SEP IRAs have specific eligibility and contribution limits (as described in IRS Form 5305-SEP); otherwise SEP IRAs follow the same rules as Regular IRAs.*

SIMPLE IRA

SIMPLE IRAs operate in connection with a SIMPLE Plan maintained by an eligible employer. Each participating employee has a SIMPLE IRA to receive contributions under the plan. SIMPLE IRAs have specific eligibility, contribution, and tax-withdrawal penalties (as described in IRS Form 5304-SIMPLE); otherwise, SIMPLE IRAs follow the same rules as Regular IRAs.

Ameritas Life Insurance Corp.        -B:3-         Tax Qualified Plan Disclosure

ROTH IRA

Eligibility
You are eligible to make annual contributions to a Roth IRA if you receive compensation from employment, earnings from self-employment, or alimony, and your (and your spouse's) AGI is within the limits described below. Also, you may contribute to a different Roth IRA, established by your spouse (spousal Roth
IRA), out of your compensation or earned income for any year. Unlike Regular IRAs, if eligible, you may contribute to a Roth IRA even after age 70 1/2.

Limit on Annual Contributions
You can make annual contributions to a Roth IRA of up to the Annual Contribution Limit or 100% of your compensation or earned income, whichever is less, subject to the limitations below. The Annual Contribution Limit is $5,000 for 2010. If you are age 50 or older, the Annual Contribution Limits are increased by $1,000, so long as your earned income or compensation is greater than the Annual Contribution Limit. Beginning after 2009, the Annual Contribution Limits will be increased by the IRS to reflect increases in inflation.

If each spouse earns at least the Annual Contribution Limit, each may make the maximum contribution to his or her Roth IRA, subject to the limitations discussed below. However, if one spouse earns less than the Annual Contribution Limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal Roth IRA. The total contributions to both Roth IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The Annual Contribution Limit is the maximum that can be contributed to all IRAs (Roth and Regular) by an individual in a year. The maximum amount that may be contributed to your Roth IRA is always reduced by any amount that you have contributed to your Regular IRAs for the year.

The maximum amount you or your spouse may contribute to a Roth IRA is limited based on your tax filing status and your (and your spouse's) AGI. You may contribute the maximum contribution to your Roth IRA if you are single and your AGI is less than $105,000. Your ability to contribute to your Roth IRA is phased out at $120,000. You may contribute the maximum contribution to your Roth IRA if you are married filing jointly and your AGI is less than $167,000. Your ability to contribute to your Roth IRA is phased out at $177,000.

Roth IRA contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your return, must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

Deductibility of Contributions
Unlike a Regular IRA, contributions to your Roth IRA are not deductible.

Excess Contributions
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Roth IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:
o You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.
o If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Tax on Withdrawals From Your Roth IRA
You can make withdrawals from your Roth IRA at any time and the principal amounts that you contributed are always available to be withdrawn by you tax-free. Withdrawal of amounts considered earnings or growth will also be tax-free if the following requirements are met: the withdrawal must satisfy the five-year holding period and be made either on or after you reach 59 1/2, due to your death or disability, or for qualified first-time homebuyer expenses.

If the requirements for a tax-free withdrawal are not met, a withdrawal consisting of your own prior contribution amounts for your Roth IRA will not be considered taxable in the year you receive it, nor will the 10% penalty apply. A non-qualified withdrawal that is considered earnings on your contributions is includible in your gross income and may be subject to the 10% withdrawal penalty. Also, the 10% premature distribution penalty tax may apply to conversion amounts distributed even though they are not includable in income, if the distribution is made within the 5-taxable-year period beginning on the first day of the individual's taxable year in which the conversion contribution was made.

Required Payments From Your Roth IRA
Unlike a Regular IRA, while you are living, there are no distribution requirements for your Roth IRA.

After your death, if you have begun to receive distributions under an annuity option (not including an interest only option), the remaining Policy value will continue to be distributed to your designated beneficiary according to the terms of the elected options, provided that method satisfies IRC requirements.

If you die before your entire interest in the Policy is distributed, your entire interest in your Roth IRA generally must be distributed no later than the end of the fifth calendar year after your death occurs ("five-year payout rule"). Your designated beneficiary may elect to receive distributions over a period not longer than his or her life expectancy, if the election is made and distributions begin on or before the end of the year following the year of your death. Otherwise, the entire benefit must be paid under the five-year payout rule.

If the designated beneficiary is your surviving spouse, the spouse may elect to treat the Roth IRA as his or her own.

Ameritas Life Insurance Corp.        -B:4-         Tax Qualified Plan Disclosure

Rollovers and Conversions
You may roll over any amount from an existing Roth IRA to another Roth IRA. Under certain circumstances, you may also convert an existing Regular IRA to a Roth IRA. You can roll over distributions from a Regular IRA to a Roth IRA if you convert such amounts within 60 days after distribution. Note that rollover contributions to a Roth IRA are included in taxable income and may result in additional tax. Conversions in 2010 can be included in taxable income ratably in 2011 and 2012. There may be additional income tax consequences upon a conversion. Consult your financial adviser to determine other considerations when converting a Regular IRA to a Roth IRA.

Recharacterization
You may correct an IRA conversion by recharacterizing your conversion. For example, you may have converted from a Regular IRA to a Roth IRA and decide later you do not want to make the conversion. You may accomplish a recharacterization by making a trustee-to-trustee transfer (including any net income attributable to the contribution) from the first IRA to the second IRA, on or before your tax return due date for reporting the contribution to the first IRA. Once the transfer is made, the election is irrevocable. Recharacterizing a contribution treats it as contributed to the second IRA on the same date as initially contributed to the first IRA. If you elect to recharacterize a contribution, you must report it on your Federal income tax return as made to the second IRA, instead of the first. Consult your tax adviser before recharacterizing a contribution.

GENERAL INFORMATION AND RESTRICTIONS FOR ALL IRAS

Lump Sum Distribution
If you decide to receive the entire value of your IRA Plan in one lump sum, the full amount is taxable when received (except as to non-deductible contributions to a Regular IRA or to a Roth IRA, or "qualified distributions" from a Roth
IRA), and is not eligible for the special 5 or 10 year averaging tax rules under IRC Section 402 on lump sum distributions which may be available for other types of Qualified Retirement Plans.

Nontransferability
You may not transfer, assign or sell your IRA to anyone (except in the case of transfer incident to divorce).

Nonforfeitability
The value of your IRA belongs to you at all times, without risk of forfeiture.

Loans and Prohibited Transactions
If you engage in a so-called prohibited transaction as defined by the Internal Revenue Code, your IRA will be disqualified and the entire taxable balance in your Regular IRA account, and the amount of earnings or gains in your Roth IRA account, will be taxed as ordinary income in the year of the transaction. You may also have to pay the 10% penalty tax. For example, IRAs do not permit loans. You may not borrow from your IRA (including Roth IRAs) or pledge it as security for a loan. A loan would disqualify your entire IRA and be treated as a distribution. It would be includable in your taxable income in the year of violation and subject to the 10% penalty tax on premature distributions. A pledge of your IRA as security for a loan would cause a constructive distribution of the portion pledged and also be subject to the 10% penalty tax.

Financial Disclosure
Contributions to your IRA will be invested in a variable annuity Policy. The variable annuity Policy, its operation, and all related fees and expenses are explained in detail in the prospectus to which this Disclosure Statement is attached.

Growth in the value of your variable annuity Policy IRA cannot be guaranteed or projected. The income and expenses of your variable annuity Policy will affect the value of your IRA. Dividends from net income earned are reduced by investment advisory fees and also by certain other costs. For an explanation of these fees and other costs, please refer to your prospectus.

STATUS OF OUR IRA PLAN
----------------------
We may, but are not obligated to, seek IRS approval of your Regular IRA or Roth IRA form. Approval by the IRS is optional to us as the issuer. Approval by the IRS is to form only and does not represent a determination of the merits of the Regular IRA or Roth IRA.

Ameritas Life Insurance Corp.        -B:5-         Tax Qualified Plan Disclosure

Ameritas Life Insurance Corp.        -B:6-         Tax Qualified Plan Disclosure

Ameritas Life Insurance Corp.        -B:7-         Tax Qualified Plan Disclosure

Ameritas Life Insurance Corp.        -B:8-         Tax Qualified Plan Disclosure

Ameritas Life Insurance Corp.        -B:9-         Tax Qualified Plan Disclosure

Ameritas Life Insurance Corp.        -B:10-        Tax Qualified Plan Disclosure

Ameritas Life Insurance Corp.        -B:11-        Tax Qualified Plan Disclosure

                                    THANK YOU
for reviewing this Prospectus. You should also review the series fund prospectuses for those Subaccount variable investment option underlying portfolios you wish to select.

                             IF YOU HAVE QUESTIONS,

                              write or call us at:
                          Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 81889
                             Lincoln, Nebraska 68501
                                       or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-255-9678
                               Fax: 1-402-467-7335
                           Interfund Transfer Request
                              Fax: 1-402-467-7923
                           Email: direct@ameritas.com


                           REMEMBER, THE CORRECT FORM
is important for us to accurately process your Policy elections and changes. Many can be found on the on-line services section of our Web Site. Or, call us at our toll-free number and we will send you the form you need.

         STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

A Statement of Additional Information dated May 1, 2010, contains other information about the Separate Account and Ameritas plus more details concerning the disclosures in this prospectus.

For a free copy, access it on the SEC's Web Site (www.sec.gov, select "Search for Company Filings" and select "file number," then type in "333-05529"), or write or call us. Here is the Table of Contents for the Statement of Additional
Information:


                                            Begin on
                                              Page
------------------------------------------ -----------

General Information and History                1
Services
Underwriters
Purchase of Securities Being Offered

------------------------------------------ -----------

Calculation of Performance                     2
  Standardized Performance Reporting
  Non-Standardized Performance Reporting
  Our Performance Reports
  Yields

------------------------------------------ -----------

Other Information                              3
Asset Allocation Program offered through
Ameritas Investment Corp. ("AIC")

------------------------------------------ -----------

Service Marks and Copyright                    7
Financial Statements

------------------------------------------ -----------

(c) 2010 Ameritas Life Insurance Corp.

                                    Last Page
Ameritas No-Load Variable Annuity                     Registration No. 811-07661

--------------------------------------------------------------------------------

Statement of Additional Information: May 1, 2010
to accompany Policy Prospectus dated:  May 1, 2010

VARIABLE ANNUITY POLICIES 6150 & 4080        [Ameritas Life Insurance Corp.Logo]
offered through                                                  A UNIFI Company
AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
--------------------------------------------------------------------------------


         TABLE OF CONTENTS                       Page

General Information and History....................1
Services
Purchase of Securities Being Offered

Underwriters.......................................2
Calculation of Performance
    Standardized Performance Reporting
    Non-Standardized Performance Reporting
    Our Performance Reports
    Yields

Other Information..................................4
Asset Allocation Program offered through
Ameritas Investment Corp. ("AIC")

Service Marks and Copyright........................5
Financial Statements


This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Policy prospectus and should be read in conjunction with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 81889, Lincoln, Nebraska 68501, by e-mailing us through our Web Site at www.ameritasdirect.com, or by calling us at 1-800-255-9678. Defined terms used in the current prospectus for the Policies are incorporated in this Statement.

                         GENERAL INFORMATION AND HISTORY

Ameritas Life Insurance Corp. Separate Account LLVA is a separate investment account of Ameritas Life Insurance Corp. ("we, us, our, Ameritas"). We are engaged in the business of issuing life insurance and annuities, group dental, eye care, and hearing care insurance, retirement plans and 401(k) plans throughout the United States (except in New York). We are a stock life insurance company organized under the insurance laws of the State of Nebraska in 1887. We are wholly owned by Ameritas Holding Company ("AHC"), a Nebraska stock insurance holding company. AHC is wholly owned by UNIFI Mutual Holding Company ("UNIFI"), a Nebraska mutual insurance holding company. "UNIFI Companies" is a marketing name for the subsidiaries of UNIFI. The UNIFI Companies are a diversified family of financial services businesses. For a complete list of the UNIFI Companies and their products and services, visit the UNIFI companies' web site at www.unificompanies.com. Each UNIFI company is solely responsible for its own financial condition and contractual obligations.

                                    SERVICES

The statutory statements of admitted assets, liabilities and capital and surplus of Ameritas Life Insurance Corp., a wholly owned subsidiary of Ameritas Holding Company, which is a wholly owned subsidiary of UNIFI Mutual Holding Company, as of December 31, 2009 and 2008, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2009 have been audited by, independent auditors, as stated in their report appearing herein and the statements of net assets of each of the subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA as of December 31, 2009, and the related statements of operations for the period then ended, the statements of changes in

                                     SAI:1
Ameritas No-Load Variable Annuity 6150 & 4080
                                             Statement of Additional Information
net assets for each of the periods in the two years then ended and the financial highlights for each of the periods in the five years then ended, have
been audited by       , independent registered public accounting firm, as stated
in their report appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
The principal business address of       .

Affiliates of Ameritas provide administrative services to Ameritas relating to policies offered by its separate accounts, including Ameritas Life Insurance Corp. Separate Account LLVA (the "Registrant"). These services are provided under the UNIFI companies' General Administrative Services Agreement dated January 1, 2006 (the "Agreement"). Under the terms of the Agreement, certain affiliates provided management, administrative, information technology, actuarial, and other services to Ameritas. The Agreement is not an agreement of the Registrant, nor are the services under the Agreement provided to the Registrant. For the services provided to Ameritas relating to the Registrant and its variable annuities under the terms of the Agreement, Ameritas paid the following amounts to the listed affiliates in the last three years:

                                                     --------------- --------------- ---------------
AFFILIATE *:                                YEAR:          2007            2008            2009
---------------------------------------------------- --------------- --------------- ---------------
The Union Central Life Insurance Company                $210,462        $149,944         $424,732
---------------------------------------------------- --------------- --------------- ---------------
Acacia Life Insurance Company                             $2,658          $8,031          $55,937
---------------------------------------------------- --------------- --------------- ---------------
* Each affiliate listed became a wholly-owned subsidiary of Ameritas in 2009.

All matters of state and federal law pertaining to the Policies have been reviewed by our internal legal staff.

The Depositor is also entering into an agreement with its affiliate, Summit Investment Advisors, Inc., for the purpose of developing and providing ongoing evaluation and other services for the Asset Allocation Program. No payments have yet been made for services to be performed under this agreement.

                      PURCHASE OF SECURITIES BEING OFFERED

The Ameritas No-Load Variable Annuity SM 6150 is a flexible premium deferred annuity policy ("the 6150"). The 6150 will be sold by licensed insurance agents in states where the Policies may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 ("1934 Act") and members of the Financial Industry Regulatory Authority ("FINRA"). The Ameritas No Load Variable Annuity SM 4080 is no longer offered for sale. The agents that service the Policies also are registered representatives of broker-dealers that are registered under the 1934 Act and members of FINRA

                                  UNDERWRITERS

The Policy is offered continuously and is distributed by Ameritas Investment Corp ("AIC"), 5900 "0" Street, Lincoln, Nebraska 68510. We are the direct majority owner of AIC. AIC enters into contracts with various broker-dealers ("Distributors") to distribute the Policies.

                                                                     --------------- --------------- ---------------
                                                            YEAR:          2007            2008            2009
-------------------------------------------------------------------- --------------- --------------- ---------------
Variable annuity commissions we paid to AIC that were paid to other       $62,507        $59,223         $49,209
broker-dealers and representatives (not kept by AIC).
-------------------------------------------------------------------- --------------- --------------- ---------------
Variable annuity commissions earned and kept by AIC.                         None           None              $0
-------------------------------------------------------------------- --------------- --------------- ---------------
Fees we paid to AIC for variable annuity Principal Underwriter               None           None         $52,781
services.
-------------------------------------------------------------------- --------------- --------------- ---------------

                           CALCULATION OF PERFORMANCE

When we advertise performance for a Subaccount (except any money market Subaccount), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for a Subaccount will be shown for periods beginning on the date the Subaccount first invested in a corresponding series fund portfolio. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission ("SEC").

We report average annual total return information via Internet and periodic printed reports. Average annual total return quotations on our Internet Web Site will be current as of the previous Business Day. Printed average annual total return information may be current to the last Business Day of the previous calendar week, month, or quarter preceding the date on which a report is submitted for publication. Both standardized average annual total return

                                     SAI:2
Ameritas No-Load Variable Annuity 6150 & 4080
                                             Statement of Additional Information
quotations and non-standardized total return quotations will cover at least periods of one, five, and ten years, or a period covering the time the Subaccount has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series fund portfolio has been in existence for longer than the Subaccount, the non-standardized total return quotations will show the investment performance the Subaccount would have achieved (reduced by the applicable charges) had it been invested in the series fund portfolio for the period quoted; this is referred to as "adjusted historical" performance reporting. Standardized average annual total return is not available for periods before the Subaccount was in existence.

Quotations of standardized average annual total return and non-standardized total return are based on historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of a Subaccount and its corresponding series fund portfolio include general market conditions, operating expenses and investment management. An Owner's withdrawal value upon surrender of a Policy may be more or less than the premium invested in the Policy.

Standardized Performance Reporting
Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in a Subaccount at the offering on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the current mortality and expense fee and the current annual Policy Fee. No deduction is made for premium taxes which may be assessed by certain states.

Non-Standardized Performance Reporting
We may also advertise non-standardized total return. Non-standardized total return may assume: (1) the Policy is not surrendered; (2) the Subaccounts have existed for periods other than those required to be presented; (3) current charges are incurred if they are less than the Policy's guaranteed maximum charges; or (4) may differ from standardized average annual total return in other ways disclosed in the table description. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Policy. For these reasons, non-standardized total returns for a Subaccount are usually higher than standardized total returns for a Subaccount.

Yields
We may advertise the current annualized yield for a 30-day period for a Subaccount. The annualized yield of a Subaccount refers to the income generated by the Subaccount over a specified 30-day period. Because this yield is annualized, the yield generated by a Subaccount during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period, according to the following formula:

                           YIELD=2[(a - b +1)(6) - 1]
                                       Cd

Where a=net investment income earned during the period by the portfolio company attributable to shares owned by the Subaccount, b=expenses accrued for the period (net of reimbursements), c=the average daily number of Accumulation Units outstanding during the period, and d=the maximum offering price per Accumulation Unit on the last day of the period. The yield reflects the base Policy mortality and expense risk fee and administrative expense charge. Net investment income will be determined according to rules established by the SEC. The yield assumes an average Policy size of $75,000.

Because of the charges and deductions imposed by the Separate Account, the yield for a Subaccount will be lower than the yield for the corresponding series fund portfolio. The yield on amounts held in the Subaccount normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield will be affected by the types and quality of portfolio securities held by the series fund and the series fund's operating expenses.

Any current yield quotations of a money market Subaccount, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Subaccount based on different time periods, but we will accompany it with a yield quotation based on a seven-day calendar period. A money market Subaccount's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing Policy having a balance of one

                                     SAI:3
Ameritas No-Load Variable Annuity 6150 & 4080
                                             Statement of Additional Information

Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting those Policy deductions stated above, and dividing the net change in Policy value by the value of the Policy at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). A money market Subaccount's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Subaccount.

A money market Subaccount's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the series fund's expenses. Although we determine the Subaccount's yield on the basis of a seven calendar day period, we may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series fund's prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Policy owner's investment in a money market Subaccount nor that Subaccount's investment in the underlying money market series fund portfolio is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

                                OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policy described in this Statement. Not all information set forth in the registration statement is addressed in the Policy prospectus or this Statement. Statements in the prospectus and this Statement are intended to be summaries. For a complete statement of the terms of the registration, refer to the documents we file with the SEC. They may be accessed on the SEC's Web Site at www.sec.gov, select "Filings" and type in "Ameritas Life" or you may review and copy it (for a fee) at the SEC's Public Reference Room in Washington D.C.
(Call the SEC at 1-202-551-8090 for details and public hours.)

                            ASSET ALLOCATION PROGRAM
                                 offered through
                        AMERITAS INVESTMENT CORP. ("AIC")

The Service
Ameritas Investment Corp. ("AIC"), a majority owned subsidiary of Ameritas, has developed several asset allocation models, each based on different profiles of an investor's willingness to accept investment risk, and provided exclusively through our Policies as the Asset Allocation Program (the "Program"). AIC periodically (typically annually) evaluates and updates the models. In developing and periodically updating the models, AIC currently relies on the fund-specific model recommendations made by Summit Investment Advisors, Inc. ("SIA"), a registered investment advisor, which, like Ameritas, is wholly owned by AHC and ultimately by UNIFI. AIC may change the firm it uses, or, as is currently the case, may use no independent firm when developing the models for the Program.

If you choose to subscribe to the Program, AIC will serve as your investment adviser solely for purposes of development of the Program models and periodic updates of the models.

If you choose to subscribe to the Program, AIC instructs us to allocate your initial premium (in the case of a new application) or accumulated value, as applicable, to the investment options according to the model you select, to similarly allocate subsequent premium, and to periodically automatically reallocate your accumulated value or premium payments. Your Policy value will be rebalanced quarterly consistent with your selected model.

The Asset Allocation Program Models
Development of the Program models is a two-step process. First, SIA performs an optimization analysis to determine the breakdown of asset classes. Next, after the asset class exposures are known, a determination is made of how available investment options can be used to implement the asset class level allocations. Investment options are selected in a way intended to optimize potential returns for each model, given a particular level of risk tolerance. SIA may also choose

                                     SAI:4
Ameritas No-Load Variable Annuity 6150 & 4080
                                             Statement of Additional Information
passively managed index investment options to optimize returns for a given risk profile. SIA's philosophy on selecting active investment managers centers on choosing experienced managers that add value over time, using a consistent process, and staying on mandate across market cycles. When selecting investment options, SIA looks for competitive fees, tenured fund management, and total returns that are competitive to their peers. SIA avoids managers holding "off-mandate" exposures, or other significant portfolio concentrations that could lead to sharp performance deviations. This process could, in some cases, result in the inclusion of an investment option in a model based on its specific asset class exposure or other specific optimization factors, even where another investment option may have better historical performance.

Periodic Updates of the Models and Notices of Updates
Each model is evaluated periodically (generally, annually) to assess whether the combination of investment options within each model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the model. As a result, each model may change, and the investment options used within a model may change.

When your selected model is updated, AIC instructs us to automatically reallocate your accumulated value and any subsequent premium payments in accordance with any changes to the model you have selected. This means the allocation of your accumulated value, and potentially the investment options in which you are invested, will automatically change and your accumulated value and any subsequent premium payments will be automatically reallocated among the investment options in your updated model (independently of the automatic quarterly rebalancing). AIC requires that you give it discretionary investment authority to periodically instruct us to reallocate your accumulated value and any subsequent premium payments in accordance with the updated version of the model you have selected, if you wish to participate in the Program.

When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Program.

Risks
Although asset allocation models are designed to optimize returns given the various levels of risk, there is no assurance that a model portfolio will not lose money or that investment results will not experience volatility. Investment performance of your accumulated value could be better or worse by participating in a Program model than if you had not participated. A model may perform better or worse than any single investment option or asset class or other combinations of investment options or asset classes. Model performance is dependent upon the performance of the component investment options (and their underlying portfolios). The timing of your investment and the automatic quarterly rebalancing may affect performance. Your accumulated value will fluctuate, and when redeemed, may be worth more or less than the original cost.

Periodic updating of the models can cause the underlying portfolios to incur transaction expenses to raise cash for money flowing out of the portfolios or to buy securities with money flowing into the portfolios. These expenses can adversely affect performance of the pertinent portfolios and the models.

Potential Conflicts of Interest.
AIC and SIA may be subject to competing interests that have the potential to influence decision making with regard to the models. In addition to its limited role as investment adviser under the Program, AIC is also compensated by us as principal underwriter for the Policies. Also, Calvert Variable Portfolios, Inc. and Calvert Variable Series, Inc. (the "Calvert Funds"), which are part of the UNIFI Mutual Holding Company and therefore are affiliated with us, have portfolios offered through the Policy. The Calvert Funds are advised by Calvert Asset Management Company, Inc. ("CAMCO"), an affiliate of ours, and certain of the Calvert Funds are subadvised by Summit Investment Partners, Inc. ("Summit"), also an affiliate of ours. CAMCO and Summit are compensated for administrative, advisory and subadvisory services they provide. Calvert Fund portfolios may or may not be included in the models. We and AIC may receive revenue sharing from other portfolios that are available as investment options or distribution fees. AIC may have an incentive to use certain portfolios in the models that provide higher revenue sharing or advisory fees. AIC may believe that certain portfolios may benefit from additional assets or could be harmed by redemptions. SIA

                                     SAI:5
Ameritas No-Load Variable Annuity 6150 & 4080
                                             Statement of Additional Information
analyzes all our model investment options and their underlying portfolios; it evaluates and recommends the selection, allocation weighting, and periodic updates regarding portfolios in the models. Neither AIC nor we dictate to SIA the number of portfolios in a model, the percent that any portfolio represents in a model, or which portfolios may be selected (other than to require exclusion of any portfolio that is expected to be liquidated, merged into another portfolio, or otherwise closed). SIA may have an incentive to recommend certain portfolios that have administrative, advisory or subadvisory services provided by CAMCO and Summit. As a result of the competing interests the affiliated parties face in this Program, there is an increased potential risk of a conflict of interest in these arrangements.

AIC and we are under no obligation to continue the Program, or any asset allocation program, and have the right to terminate or change such services at any time.

                                     SAI:6
Ameritas No-Load Variable Annuity 6150 & 4080
                                             Statement of Additional Information

                           SERVICE MARKS AND COPYRIGHT

"Ameritas," the bison symbol, and "Ameritas No-Load Variable Annuity" are registered service marks of Ameritas Life Insurance Corp. The Policy and Policy prospectus are copyrighted by Ameritas Life Insurance Corp.


                              FINANCIAL STATEMENTS

Our financial statements follow this page of this Statement. They bear only on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                                     SAI:7
Ameritas No-Load Variable Annuity 6150 & 4080
                                             Statement of Additional Information

PART C
------
                                OTHER INFORMATION
                                -----------------

Item 24.      Financial Statements and Exhibits

         a) Financial Statements (to be filed by subsequent amendment):

     The financial statements of the subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA and Ameritas Life Insurance Corp. are in Part B. They include:

     Subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA:
         Report of independent registered public accounting firm.
         Statements of Net Assets as of December 31, 2009.
         Statements of Operations for the period ended December 31, 2009. Statements of Changes in Net Assets for the periods ended December 31, 2009 and 2008.
         Notes to Financial Statements for the periods ended December 31, 2009 and 2008.

     Ameritas Life Insurance Corp:
         Report of independent auditors.
         Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus as of December 31, 2009 and 2008.
         Statutory Statements of Operations for the years ended December 31, 2009, 2008 and 2007.
         Statutory Statements of Changes in Capital and Surplus for the years ended December 31, 2009, 2008 and 2007.
         Statutory Statements of Cash Flows for the years ended December 31, 2009, 2008 and 2007.
         Notes to the Statutory Financial Statements for the years ended December 31, 2009, 2008, and 2007.

     All schedules of Ameritas Life Insurance Corp. for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions, are inapplicable or have been disclosed in the Notes to the Statutory Financial Statements and therefore have been omitted.

     There are no financial statements included in Parts A or C.

         b)  Exhibits

         Exhibit
         Number              Description of Exhibit
         -------             ----------------------
         (1) Resolution of Board of Directors of Ameritas Life Insurance Corp. Establishing Ameritas Life Insurance Corp. Separate Account LLVA. (1)
         (2)      Custody Agreements.  Not applicable.
         (3) (a)  Principal Underwriting Agreement.  (2)
         (3) (b)  Form of Selling Agreement.  (3)
         (4)      Form of Variable Annuity Contract. (4)
         (5)      Form of Application for Variable Annuity Contract. (5)
         (6)      (a)  Certificate of Incorporation of Ameritas Life Insurance
                       Corp.  (1)
         (6)      (b)  Bylaws of Ameritas Life Insurance Corp.  (6)
         (7)      Reinsurance Agreements. Not Applicable.
         (8)      Participation Agreements:
                  (a) AIM Variable Insurance Funds.  (7)
                  (b) American Century Investments. (8)
                  (c) Calvert Variable Series, Inc. (7)
                  (d) DWS Investments VIT Funds. Filed herein.
                  (e) DWS Variable Series I and II. (9)
                  (f) Fidelity Variable Insurance Products Funds.  (9)
                  (g) Franklin Templeton Variable Insurance Products Trust.  (7)
                  (h) MFS Variable Insurance Trust. (10)
                  (i) Neuberger Berman Advisers Management Trust.  (1)
                  (j) PIMCO Variable Insurance Trust. (9)
                  (k) Rydex Variable Trust. (11)
                  (l) Summit Mutual Funds, Inc. (9)
                  (m) T. Rowe Price Equity Series, Inc. (8)
                  (n) Third Avenue Variable Series Trust. (7)
                  (o) The Universal Institutional Funds, Inc.  (10)
                  (p) Vanguard Variable Insurance Funds. (7)
                  (q) Wells Fargo (Strong) (12)
                  General Administrative Services Agreement.  (13)
         (9)      Opinion and Consent of Counsel.
         (10) Consents of Independent Auditors and Independent Registered Public Accounting Firm.
         (11)     Omitted Financial Statements. Not applicable.
         (12)     Initial Capital Agreements. Not applicable.
         (13)     Powers of Attorney. Filed herein.

Footnotes:
1. Incorporated by reference to the initial registration statement for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-05529), filed on June 7, 1996, EX-99.B1, EX-99.B6A, EX-99.B8A.
2. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 9 to Registration No. 333-142483, filed on October 30, 2009, EX-99.B3A.
3. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 1 to Registration Statement No. 333-151913 submitted to the SEC on April 9, 2009, EX.99.C.
4. Incorporated by reference to Pre-Effective amendment No. 2 for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-05529), filed on November 20, 1996.
5. Incorporated by reference to the Post-Effective Amendment No. 3 for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-05529), filed on February 27, 1998.
6. Incorporated by reference to Post-Effective Amendment No. 4 for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-05529), filed on February 26, 1999 EX-99.(6)(B).

7. Incorporated by reference to the initial Registration Statement on Form N-6 submitted to the SEC for Ameritas Life Insurance Corp. Separate Account LLVL (File No. 333-151912) on June 25, 2008, EX-99.H.1, .2, .4,
         .5, and .6.
8. Incorporated by reference to the initial Registration Statement on Form N-6 submitted to the SEC for Ameritas Variable Separate Account V (File No. 333-151913) on June 25, 2008, EX-99.H.2 and .5.
9. Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6 submitted to the SEC for Ameritas Life Insurance Corp. Separate Account LLVL (File No. 333-151912) on November 12, 2008, EX, EX-99.H.1-.4.
10. Incorporated by reference to the initial Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-15585, filed November 6, 1996, EX-99A8C, EX-99.A8D.
11. Incorporated by reference to Pre-Effective Amendment No. 1 to Ameritas Life Insurance Corp. Separate Account LLVL, File No.333-76359, filed on June 11, 1999, EX-99.1.(8)(C).
12. Incorporated by reference to the Pre-Effective Amendment No. 1 for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-05529), filed on October 3, 1996, EX-99.B8d.
13. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 4 to Registration No. 333-142483, filed on July 23, 2008, EX-99.H.C.

Item 25.   Directors and Officers of the Depositor

           Name and Principal
           Business Address *               Position and Offices with Depositor
           ------------------               -----------------------------------
           JoAnn M. Martin                  Director, Chair, President & Chief Executive Officer
           James P. Abel                    Director
           Bert A. Getz                     Director
           Tonn M. Ostergard                Director
           Kim M. Robak                     Director
           Paul C. Schorr, IV               Director
           Winston J. Wade                  Director
           Steven J. Valerius               President, Individual Division
           Kurt Y. Allen                    Senior Vice President & Chief Marketing Officer, Individual & Retirement Plans
           Robert C. Barth                  Senior Vice President & Chief Financial Officer
           Jan M. Connolly                  Senior Vice President & Corporate Secretary
           Nancy A. Dalessio                Senior Vice President & Chief Information Officer
           Raymond M. Gilbertson            Vice President, Corporate Compliance
           Arnold D. Henkel                 Senior Vice President, Individual Distribution
           Dale D. Johnson                  Senior Vice President and Corporate Actuary
           Robert P. Kocher                 Senior Vice President, Retirement Income and Business Development
           Robert G. Lange                  Vice President, General Counsel & Assistant Secretary
           William W. Lester                Senior Vice President and Corporate Treasurer
           James M. Mikus                   Senior Vice President and Chief Investment Officer
           Kevin W. O'Toole                 Senior Vice President
           Robert-John H. Sands             Senior Vice President
           Janet L. Schmidt                 Senior Vice President, Human Resources
           Kenneth L. VanCleave             President, Group Division
           Paul G. Wesling                  Senior Vice President, Individual Operations

*    Principal business address: Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

Item 26.        Organizations under common control with the depositor include:

Name of Corporation (state where organized)                            Principal Business
-------------------------------------------                            ------------------
UNIFI Mutual Holding Company (NE)......................................mutual insurance holding company
     Ameritas Holding Company (NE).....................................stock insurance holding company
         Ameritas Life Insurance Corp. (NE)............................life/health insurance company
              Acacia Life Insurance Company (DC).......................life insurance company
                  Acacia Financial Corporation (MD)....................holding company
                     Acacia Federal Savings Bank (DE)..................a federally chartered bank owned by Acacia Financial
                                                                       Corporation (85.21%) and Ameritas Life Insurance Corp.
                                                                       (14.79%)
                        Acacia Service Corp. (VA)......................deposit solicitation
                     Calvert Group, Ltd. (DE)..........................holding company
                        Calvert Asset Management Company, Inc. (DE)....asset management services
                        Calvert Shareholder Services, Inc. (DE)........administrative services
                        Calvert Administrative Services Company (DE)...administrative services
                        Calvert Distributors, Inc. (DE)................broker-dealer

              Ameritas Investment Corp. (NE)...........................a securities broker dealer and investment advisor owned by
                                                                       Ameritas Life Insurance Corp. (80%) and Centralife Annuities
                                                                       Service, Inc. (20%)
              First Ameritas Life Insurance Corp. of New York (NY).....life insurance company
              The Union Central Life Insurance Company (NE)............life insurance company
                  Union Central Mortgage Funding, Inc. (OH)............mortgage loan and servicing
                  PBRA, Inc. (CA)......................................holding company
                     PRB Administrators, Inc.(DE)......................pension administration services
                  Summit Investment Partners, Inc. (OH)................investment adviser
         Summit Investment Advisors, Inc. (NE).........................investment advisor

Subsidiaries are indicated by indentations. Ownership is 100% by the parent company except as noted.

Item 27. Number of Contract Owners

As of December 31, 2009, there were 535 qualified contracts and 3,2736 non-qualified contracts in the Separate Account.


Item 28.     Indemnification

Ameritas Life Insurance Corp.'s By-laws provide as follows:

     "The Corporation shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he or she is or was a director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska."

     Section 21-20,103 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation against liability by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

     In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnify for such expenses which the Court shall deem proper.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      Principal Underwriter

a) Ameritas Investment Corp. ("AIC"), which serves as the principal underwriter for the variable annuity contracts issued through Ameritas Life Insurance Corp. Separate Account LLVA, also serves as the principal underwriter for variable annuity contracts issued through Ameritas Variable Separate Account VA-2, Ameritas Variable Separate Account VA, First Ameritas Variable Annuity Separate Account, and Carillon Account and for variable life insurance contracts issued through Ameritas Life Insurance Corp. Separate Account LLVL, Ameritas Variable Separate Account V, Ameritas Variable Separate Account VL, First Ameritas Variable Life Separate Account, and Carillon Life Account.

b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

     Name and Principal                              Positions and Offices
     Business Address                                With Underwriter
     ------------------                              ---------------------
     JoAnn M. Martin*                                Director & Chair
     Salene Hitchcock-Gear*                          Director, President & Chief Executive Officer
     Robert C. Barth*                                Director
     Kent M. Campbell**                              Director
     William W. Lester*                              Director, Vice President & Treasurer
     Billie B. Beavers***                            Senior Vice President
     Cheryl L. Heilman*                              Vice President, Chief Operating Officer
     Robert G. Lange*                                Vice President, Secretary & General Counsel
     Bruce D. Lefler***                              Senior Vice President, Public Finance
     Gregory C. Sernett*                             Vice President, Chief Compliance Officer, and Assistant Secretary

     *     Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.
     **    Principal business address: AVIVA USA, 611 Fifth Avenue, Des Moines, Iowa 50309.
     ***   Principal business address: Ameritas Investment Corp., 440 Regency Parkway Drive, Suite 222, Omaha, Nebraska 68114.

c) Commissions Received by Each Principal Underwriter from the Registrant during the Registrant's Last Fiscal Year:

     ----------------------- -------------------- --------------------- -------------------- --------------------
              (1)                    (2)                  (3)                   (4)                  (5)
                              Net Underwriting
       Name of Principal        Discounts and       Compensation on          Brokerage
          Underwriter            Commissions           Redemption           Commissions         Compensation
     ----------------------- -------------------- --------------------- -------------------- --------------------
      Ameritas Investment       $49,209                    $0                   $0                $52,781
         Corp. ("AIC")
     ----------------------- -------------------- --------------------- -------------------- --------------------

         (2)+(4)+(5) = Gross variable annuity compensation received by AIC.
         (3) = Sales compensation received and paid out by AIC as underwriter; AIC retains 0.
         (4) = Sales compensation received by AIC for retail sales.
         (5) = Sales compensation received by AIC and retained as underwriting fee.

Item 30.  Location of Separate Account and Records

The Books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.


Item 31.  Management Services

There are no additional management services contracts that are not discussed in Part A or B of the registration statement.


Item 32.  Undertakings

     Registrant undertakes to file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

     Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send for a Statement of Additional Information.

     Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

     The registrant is relying upon the Division of Investment Management (Division) no-action letter of November 28, 1988 concerning annuities sold in 403 (b) plans and represents that the requirements of the no-action letter have been, are and/or will be complied with.

     Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933, the Registrant, Ameritas Life Insurance Corp. Separate Account LLVA, has caused this Post Effective Amendment No. 13 to Registration Statement Number 333-05529 to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln, County of Lancaster, State of Nebraska on this 24th day of February, 2010.



                 AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA, Registrant
                                        AMERITAS LIFE INSURANCE CORP., Depositor



         By:      JoAnn M. Martin *
            ------------------------
                  Chair of the Board

As required by the Securities Act of 1933, this Post-Effective Amendment No. 13 to the Registration Statement has been signed by the following persons in the capacities indicated on February 24, 2010.


SIGNATURE                      TITLE
JoAnn M. Martin *          Director, Chair, President & Chief Executive Officer
James P. Abel *            Director
Bert A. Getz *             Director
Tonn M. Ostergard *        Director
Kim M. Robak **            Director
Paul C. Schorr, IV **      Director
Winston J. Wade *          Director
Steven J. Valerius **      President, Individual Division
Robert C. Barth *          Senior Vice President & Chief Financial Officer
Jan M. Connolly***         Senior Vice President & Corporate Secretary
William W. Lester *        Senior Vice President and Corporate Treasurer

/S/ Robert G. Lange        Vice President, General Counsel & Assistant Secretary
-------------------
Robert G. Lange


* Signed by Robert G. Lange under Powers of Attorney executed effective as of February 24, 2006 as filed herein.. ** Signed by Robert G. Lange under Power of Attorney executed effective June 15, 2009 as filed herein. *** Signed by Robert
G. Lange under Power of Attorney executed effective as of February 1, 2008 as filed herein..

                                  Exhibit Index

         Exhibit

         8(d)     DWS Investments VIT Funds

         9        Opinion and Consent of Counsel

        13        Powers of Attorney